As filed with the Securities and Exchange Commission on April 29, 2002

                                                              File No. 333-48140
                                                                       811-08914
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 3                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 4                                                       |X|
                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------

                                  Tracy L. Rich

                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

                                    Copy to:

                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                             ----------------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

   |X| on May 1, 2002 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

--------------------------------------------------------------------------------

                                     PART A

                            PHOENIX INCOME CHOICE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2002

    This prospectus describes a single premium immediate fixed and variable annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account and the Fixed Income Allocation ("FIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds. The portion of your premium allocated to the FIA will purchase fixed annuity payments.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-Aberdeen New Asia Series
[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series(1) [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
[diamond]  Phoenix-Janus Growth Series
[diamond]  Phoenix-MFS Investors Growth Stock Series
[diamond]  Phoenix-MFS Investors Trust Series
[diamond]  Phoenix-MFS Value Series
[diamond]  Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series

[diamond]  Phoenix-Van Kampen Focus Equity Series (formerly, Phoenix-Morgan
           Stanley Focus Equity Series)


AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond]  AIM V.I. Capital Appreciation Fund

[diamond]  AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund)

THE ALGER AMERICAN FUND
-----------------------
[diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Developing Markets Securities (1)

[diamond]  Templeton Foreign Securities Fund (formerly, Templeton International
           Securities Fund)
[diamond]  Templeton Global Asset Allocation Fund (formerly, Templeton Asset
           Strategy Fund) (1)

[diamond]  Templeton Growth Securities Fund


SCUDDER VIT FUNDS
-----------------
[diamond]  Scudder VIT EAFE(R) Equity Index Fund (formerly, Deutsche VIT EAFE(R)
           Equity Index Fund)
[diamond]  Scudder VIT Equity 500 Index Fund (formerly, Deutsche VIT Equity 500
           Index Fund)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger Foreign Forty
[diamond]  Wanger International Small Cap
[diamond]  Wanger Twenty

[diamond]  Wanger U.S. Smaller Companies (formerly, Wanger U.S. Small Cap)


    (1) Not available for new investors

      The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:        [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                               PO Box 8027
                                                               Boston, MA 02266-8027
                                                  [telephone]  TEL. 800/541-0171

                         TABLE OF CONTENTS

Heading                                                       Page
------------------------------------------------------------------

SUMMARY OF EXPENSES.....................................         3
CONTRACT SUMMARY........................................         8
FINANCIAL HIGHLIGHTS....................................         9
PERFORMANCE HISTORY.....................................         9
THE IMMEDIATE VARIABLE AND FIXED ANNUITY................         9
PHL VARIABLE AND THE ACCOUNT ...........................         9

INVESTMENTS OF THE ACCOUNT..............................        10
FIA.....................................................        13

PURCHASE OF CONTRACTS...................................        13

    Payment Upon Death Before the Annuity Date..........        13

ADDITIONAL RIDER BENEFITS...............................        14
    Guaranteed Minimum Payment Rider....................        14
OPTIONAL PROGRAMS AND BENEFITS..........................        14
    Transfers...........................................        14
DEDUCTIONS AND CHARGES..................................        15
    Deductions from the Premium.........................        15
    Deductions from the Contract Value..................        15
    Deductions from the Account.........................        15
    Reduced Charges or Credit Additional Amounts........        15
THE ANNUITY PERIOD......................................        16
    Payment Options ....................................        16
      Option A--Single Life Annuity.....................        16
      Option B--Single Life Annuity with Period Certain.        16
      Option C--Joint Survivor Life Annuity ............        16
      Option D--Joint Survivor Life Annuity with
         Period Certain.................................        16

      Option E--Annuity for a Specified Period..........        16
      Option F--Life Expectancy Annuity ................

      Option G--Unit Refund Life Annuity.................       17
      Other Options and Rates............................       17
      Other Conditions...................................       17
    Surrender of Contract; Withdrawals...................       17

    Lapse of Contract....................................       17

    Payment Upon Death After the Annuity Date............       18
VARIABLE ACCOUNT VALUATION PROCEDURES....................       18
MISCELLANEOUS PROVISIONS.................................       18
    Assignment...........................................       18

    Deferment of Payment.................................       18

    Free Look Period.....................................       19
    Amendments to Contracts..............................       19
    Substitution of Fund Shares..........................       19
    Ownership of the Contract............................       19
FEDERAL INCOME TAXES.....................................       19
    Introduction.........................................       19
    Income Tax Status....................................       19
    Taxation of Annuities in General--

    Non-Qualified Plans..................................       19
      Surrenders or Withdrawals..........................       19

      Penalty Tax on Certain Surrenders and Withdrawals..       20
    Additional Considerations............................       20

    Diversification Standards ...........................       20

    Individual Retirement Annuity........................       21
      IRAs...............................................       21
      Penalty Tax on Certain Surrenders and

      Withdrawals from IRAs..............................       21

      Seek Tax Advice....................................       22
SALES OF CONTRACTS.......................................       22

STATE REGULATION.........................................       22

REPORTS..................................................       23
VOTING RIGHTS............................................       23
LEGAL MATTERS............................................       23
SAI......................................................       23
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES.................      A-1
APPENDIX B--ILLUSTRATIONS OF ANNUITY PAYMENTS
    ASSUMING HYPOTHETICAL RATES OF RETURN................      B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS....................      C-1

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                              ALL SUBACCOUNTS

Surrender Charges(1) (as a percentage of amount withdrawn):
    Age of Premium in Complete Years 0-1.........................       7%
    Age of Premium in Complete Years 1-2.........................       6%
    Age of Premium in Complete Years 2-3.........................       5%
    Age of Premium in Complete Years 3-4.........................       4%
    Age of Premium in Complete Years 4-5.........................       3%
    Age of Premium in Complete Years 5-6.........................       2%
    Age of Premium in Complete Years 6-7.........................       1%
    Age of Premium in Complete Years 7 and thereafter ...........      None

Subaccount Transfer:
    Current Charge...............................................      None
    Maximum Charge...............................................       $20



ANNUAL PAYMENT CHARGE

    Maximum......................................................       $24



ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    Maximum Risk and Administrative Fee..........................      1.25%
    Maximum Guaranteed Minimum Payment Rider Risk
      and Administrative Fee.....................................      1.00%




-------------------
(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges-- Surrender Charges."

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                          OTHER
                                                                           OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES      FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                    MANAGEMENT   12B-1      BEFORE          BEFORE          AFTER          AFTER
                      SERIES                           FEE       FEES    REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                     0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (4)                          1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (2, 7)                      0.85%      N/A        6.28%           7.13%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (2, 7)       0.85%      N/A        7.08%           7.93%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 6)                         0.35%      N/A        0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 6)            0.35%      N/A        2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)    0.75%      N/A        0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 6)                 0.63%      N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)         0.90%      N/A        1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (3, 8)          0.60%      N/A        0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (2, 6)                    0.40%      N/A        0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 6)       0.50%      N/A        0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (2, 6)                  0.70%      N/A        0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 6)     0.45%      N/A        0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (2, 6)                   0.80%      N/A        0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (2, 6)                            0.85%      N/A        0.34%           1.19%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (2, 6, 7)           0.75%      N/A        6.13%           6.88%          0.20%           0.95%
Phoenix-MFS Investors Trust (2, 6, 7)                  0.75%      N/A        6.59%           7.34%          0.20%           0.95%
Phoenix-MFS Value (2, 6, 7)                            0.75%      N/A        5.68%           6.43%          0.20%           0.95%
Phoenix-Oakhurst Growth & Income (2, 6)                0.70%      N/A        0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 6)           0.58%      N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (2)             0.90%      N/A        1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 6)         1.05%      N/A        0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 6)       1.05%      N/A        1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (4, 6)                   0.80%      N/A        0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (4, 6)                  0.75%      N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-Van Kampen Focus Equity (2, 6)                 0.85%      N/A        2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .30% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.
(8) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.

Note: each or all of the expense caps noted above may be altered or eliminated at any time without notice.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                  INVESTMENT   RULE      EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                  MANAGEMENT   12B-1      BEFORE          BEFORE          AFTER           AFTER
                      SERIES                         FEE      FEES(5)  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%          0.32%          1.82%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%          0.20%          1.06%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund pays a portion or all of its expenses other than the management fee up to 0.40%.
(2) This fund pays a portion or all of its expenses other than the management fee up to 0.45%.
(3) This fund pays a portion or all of its expenses other than the management fee up to 0.60%.
(4) This fund pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

    The purpose of the following table is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.


    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.


                                                     If you surrender your contract at the     If you do not surrender or annuitize
                                                     end of one of these time periods, you     your contract, after each of these
                                                     would pay:                                time periods you will have paid:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------

Phoenix-Aberdeen International                         $ 105    $ 156     $209      $373       $  35      $106     $179     $ 373
Phoenix-Aberdeen New Asia                                118      196      273       488          48       146      243       488
Phoenix-AIM Mid-Cap Equity                               163      318      N/A       N/A          93       268      N/A       N/A
Phoenix-Alliance/Bernstein Growth + Value                171      337      N/A       N/A         101       287      N/A       N/A
Phoenix-Deutsche Dow 30                                  106      159      214       382          36       109      184       382
Phoenix-Deutsche Nasdaq-100 Index(R)                     118      194      270       483          48       144      240       483
Phoenix-Duff & Phelps Real Estate Securities             106      160      216       385          36       110      186       385
Phoenix-Engemann Capital Growth                          102      147      195       346          32        97      165       346
Phoenix-Engemann Small & Mid-Cap Growth                  116      188      261       466          46       138      231       466
Phoenix-Federated U.S. Government Bond                   109      169      230       411          39       119      200       411
Phoenix-Goodwin Money Market                             101      144      189       335          31        94      159       335
Phoenix-Goodwin Multi-Sector Fixed Income                102      147      194       345          32        97      164       345
Phoenix-Hollister Value Equity                           105      155      208       371          35       105      178       371
Phoenix-J.P. Morgan Research Enhanced Index              102      147      194       344          32        97      164       344
Phoenix-Janus Flexible Income                            110      170      232       416          40       120      202       416
Phoenix-Janus Growth                                     106      161      217       388          36       111      187       388
Phoenix-MFS Investors Growth Stock                       161      312      N/A       N/A          91       262      N/A       N/A
Phoenix-MFS Investors Trust                              165      323      N/A       N/A          95       273      N/A       N/A
Phoenix-MFS Value                                        157      301      N/A       N/A          87       251      N/A       N/A
Phoenix-Oakhurst Growth and Income                       104      153      205       365          34       103      175       365
Phoenix-Oakhurst Strategic Allocation                    102      147      194       345          32        97      164       345
Phoenix-Sanford Bernstein Global Value                   122      206      290       517          52       156      260       517
Phoenix-Sanford Bernstein Mid-Cap Value                  110      171      234       418          40       121      204       418
Phoenix-Sanford Bernstein Small-Cap Value                118      193      269       482          48       143      239       482
Phoenix-Seneca Mid-Cap Growth                            106      158      213       380          36       108      183       380
Phoenix-Seneca Strategic Theme                           104      154      206       368          34       104      176       368
Phoenix-Van Kampen Focus Equity                          126      217      306       544          56       167      276       544
AIM V.I. Capital Appreciation Fund                       103      151      201       358          33       101      171       358
AIM V.I. Premier Equity Fund                             103      151      201       358          33       101      171       358


                                                     If you surrender your contract at the     If you do not surrender or annuitize
                                                     end of one of these time periods, you     your contract, after each of these
                                                     would pay:                                time periods you will have paid:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------
Alger American Leveraged AllCap Portfolio               $104     $153     $205      $364         $34      $103     $175      $364
Federated Fund for U.S. Government Securities II         102      148      196       348          32        98      166       348
Federated High Income Bond Fund II                       102      148      197       349          32        98      167       349
VIP Contrafund(R) Portfolio                              102      149      198       351          32        99      168       351
VIP Growth Opportunities Portfolio                       102      149      198       352          32        99      168       352
VIP Growth Portfolio                                     102      149      198       351          32        99      168       351
Mutual Shares Securities Fund                            105      157      210       375          35       107      180       375
Templeton Developing Markets Securities Fund             113      179      247       441          43       129      217       441
Templeton Foreign Securities Fund                        106      160      216       385          36       110      186       385
Templeton Global Asset Allocation Fund                   105      157      211       377          35       107      181       377
Templeton Growth Securities Fund                         106      158      213       380          36       108      183       380
Scudder VIT EAFE(R) Equity Index Fund                    103      150      199       354          33       100      169       354
Scudder VIT Equity 500 Index Fund                         98      135      175       307          28        85      145       307
Technology Portfolio                                     108      164      223       398          38       114      193       398
Wanger Foreign Forty                                     109      168      230       410          39       118      200       410
Wanger International Small Cap                           109      168      229       409          39       118      199       409
Wanger Twenty                                            108      165      224       400          38       115      194       400
Wanger U.S. Smaller Companies                            104      155      208       370          34       105      178       370

                                                                    7

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions described within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract is designed to provide regular income payments from an annuity contract. It offers a combination of variable and fixed payments. If variable annuity payments are elected, second and subsequent payments will vary based upon the performance of the underlying funds.

INVESTMENT FEATURES

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum premium is $35,000.

ALLOCATION OF PREMIUM AND CONTRACT VALUE
[diamond] You may choose where your premium is invested: in one or more of the subaccounts or in the FIA.

[diamond] Transfers between the subaccounts and to the FIA can be made.

[diamond] If all or part of the premium is invested in one or more of the subaccounts, the contract value will vary with the investment performance of the subaccounts and is not guaranteed.

WITHDRAWALS
[diamond] You may make withdrawals under payment options B, D, E and F or fully surrender the contract for its surrender value less any applicable tax under payment options E and F. No withdrawals may be made under any other payment options. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
[diamond] The death benefit is calculated differently under each payment option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE PREMIUM
[diamond] Taxes--currently ranges 0% to 3.5% (varies by state).

FROM THE CONTRACT VALUE
[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] No surrender charges are taken upon the death of the annuitant.

[diamond] A declining surrender charge is assessed on withdrawals based on the date the premium is deposited:

 --------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
 --------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
 --------------------------------------------------------------

          o The total surrender charges on a contract will never exceed 9% of the premium.

[diamond] Payment Charge--maximum of $24 each year.

FROM THE ACCOUNT
[diamond] Risk and administrative fee -- varies based on the election of the Guaranteed Minimum Payment Rider. See "Deductions and Charges - Risk and Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 20 days after you receive it and cancel the contract. You will receive the contract value in cash. However, if applicable state law requires, we will return the premium paid less any withdrawals made during the free look period. See "Free Look Period" for a detailed discussion.

MINIMUM PAYMENT
    If on any valuation date the annuity payment due is less than $20, we may make such settlement as is equitable to the payee.

LAPSE
    If on any valuation date the contract value is zero, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix D. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.

THE IMMEDIATE VARIABLE AND FIXED ANNUITY
--------------------------------------------------------------------------------
    The immediate variable and fixed annuity contract is issued by PHL Variable. If variable annuity payments are elected, the amounts held under a contract will be invested in the Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. It is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. However, amounts may be allocated to the FIA, in which case PHL Variable will guarantee specified fixed annuity payments.

    You control the investment objective of the contract on an ongoing basis by reallocating the contract value among the subaccounts or from the subaccounts to the FIA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the FIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The general account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.


    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.


    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.


    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.


    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: This series seeks to maximize total return. As of February 16, 2001, this series is closed to new investors. Existing investors may continue to allocate payments to this series or any other series offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.


    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.


    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation.


    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.


    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital appreciation.


    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.


    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital.

    PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:


    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital.

    AIM V.I. PREMIER EQUITY FUND: The investment objective is to achieve long-term growth of capital with income as a secondary investment objective.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:


    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON FOREIGN SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GLOBAL ASSET ALLOCATION FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.


SCUDDER VIT FUNDS
    The following subaccounts invest in a corresponding fund of Scudder VIT
Funds:

    SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index.

    SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc.:


    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.


WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.


    WANGER U.S. SMALLER COMPANIES: The investment objective of the series is to seek long-term capital growth.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.


    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any series are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------

Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series
Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Roger Engemann & Associates, Inc. ("Engemann")

o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Seneca Capital Management, LLC ("Seneca")

o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-Federated U.S. Government Bond Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series
Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series
Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.

o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series

Federated Investment Management Company

o    Phoenix-Federated U.S. Government Bond Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series
Janus Capital Corporation
o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series
MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series
Morgan Stanley Asset Management
o    Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC ("PAIA")
------------------------------------------------------------------

Phoenix-Aberdeen New Asia Series

------------------------------------------------------------------

-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC

Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series

-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund

o   AIM V.I. Premier Equity Fund

Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o    Scudder VIT EAFE(R) Equity Index Fund
o    Scudder VIT Equity 500 Index Fund

Federated Investment Management Company
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund
Morgan Stanley Asset Management
o    Technology Portfolio
Templeton Asset Management, Ltd.
o    Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.

o    Templeton Foreign Securities Fund
o    Templeton Global Asset Allocation Fund

Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty

o    Wanger U.S. Smaller Companies

------------------------------------------------------------------

SERVICES OF THE ADVISORS

    The advisors or subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


FIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate the premium to the FIA. The amount of premium you allocate to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
MINIMUM PREMIUM
    Generally, we require a minimum premium of $35,000:

    In certain circumstances we may reduce the premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)  the make-up and size of the prospective group;
(2) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION

    The net premium received under the contract will be allocated in any combination to any subaccount or the FIA in the proportion specified when you purchased the contract.


GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 90 years of age or older. A premium in excess of $1,000,000 cannot be made without our permission.

PAYMENT UPON DEATH BEFORE THE ANNUITY DATE
    On the death of any owner, annuitant or joint annuitant before the annuity date, the death benefit equals the contract value on the date we receive due proof of death.

DEATH OF OWNER
    If the contract is held by a single owner who dies before the annuity date, we will pay the death benefit to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

    If the contract is held by multiple owners and one or more owners die before the annuity date, we will pay the death benefit to the surviving owner(s), if any, who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

DISTRIBUTION ON DEATH OF OWNER
    Any beneficiary who is a natural person, may, within one year after we receive due proof of death, elect to receive a payment option. The payment option selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment option is not elected or the beneficiary is a non-natural person, the entire contract value will be distributed in a lump sum no later than five years after the date of death.

DEATH OF ANNUITANT OR JOINT ANNUITANT
    If the annuitant or joint annuitant die before the annuity date, we will pay the death benefit to the owner(s) who will be deemed to be the beneficiary(ies). If there is no surviving owner(s), we will pay the death benefit to the beneficiary(ies). Payment will be made as described above in "Distribution on Death of Owner."

ADDITIONAL RIDER BENEFITS
--------------------------------------------------------------------------------
    You may elect additional benefits that are available under your contract. A charge may be deducted from your contract value for each additional rider benefit chosen. More details will be included in the form of a rider to your contract if any of these benefits is chosen. The following benefits are currently available (if approved in your state). Additional riders also may be available as described in your policy.

GUARANTEED MINIMUM PAYMENT RIDER
    This rider is only available if you elect it when you purchase your contract. It guarantees that the each annuity payment will never be less than the initial annuity payment as long as no withdrawals are taken. If a withdrawal is taken, then the annuity payment will be reduced proportionately by the withdrawal amount.

    The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. We reserve the right to limit the subaccounts available when this rider is elected.

OPTIONAL PROGRAMS AND BENEFITS
--------------------------------------------------------------------------------
TRANSFERS
    You may transfer all or a portion of the value of the subaccounts of this contract between and among the subaccounts and from the subaccounts to the FIA. No transfers may be made from the FIA to the subaccounts. Transfers may be made by telephone or written request. We reserve the right to limit the number of transfers you may make each contract year. However, you may make up to at least twelve transfers per contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. Transfers from the subaccounts to the FIA will affect the amount of future fixed annuity payments. The amount of future fixed annuity payments will be determined by the contract value of the FIA on the date of the transfer, the amount transferred to the FIA, and the annuity payment rate in effect on the date of the transfer for the payment option selected when you purchased your contract. Any transfer charge will be deducted from the subaccounts from which the amounts are to be transferred with each such subaccount bearing a pro rata share of the transfer charge. The value of each subaccount will be determined on the valuation date that coincides with the date of transfer.

    You may also request transfers among available subaccounts or from the subaccounts to the FIA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers, telephone transfer orders will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. Currently, there is no charge for transfers. You are permitted at least one free transfer each month. We reserve the right to impose a transfer charge after the first free transfer made in each month, upon prior written notice to you. In no event, however, will such transfer charge exceed $20 per transaction. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least twelve transfers during each contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. No transfers may be made from the FIA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE PREMIUM

TAX
    Whether or not a tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Taxes on the premium currently range from 0% to 3.5%. We will pay any tax due upon the receipt of the premium. For a list of states and premium taxes, see Appendix A to this prospectus.

DEDUCTIONS FROM THE CONTRACT VALUE

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium is held under the contract for a certain period of time. No surrender charge will be taken from death proceeds. The deduction for surrender charges is as follows:
---------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
---------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
---------------------------------------------------------------
    The total surrender charges on a contract will never exceed 9% of the premium, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the general account.

PAYMENT CHARGE
    We deduct a payment charge from each annuity payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum payment charge under a contract is $24 each year. It is deducted from each annuity payment in equal amounts. If you fully surrender your contract, the full payment charge if applicable, will be deducted at the time of withdrawal.

DEDUCTIONS FROM THE ACCOUNT

RISK AND ADMINISTRATIVE FEE
    We make a daily deduction from each subaccount for the risk and administrative fee. The fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, we assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our general account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

REDUCED CHARGES OR CREDIT ADDITIONAL AMOUNTS
    We may reduce or eliminate the risk and administrative fee, the surrender or payment charge or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of the premium;

(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction or elimination of charges will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning on the annuity date and during which payments to you are made.

PAYMENT OPTIONS
    When you purchase the contract, you must choose among the available payment options. The options allow you to choose:

[diamond] Payments Options A, B, C, D, E, F, and G. Variable annuity payments attributed to premium allocated to the subaccounts depend on subaccount investment performance. Any payments attributed to premium allocated to the FIA will provide fixed annuity payments while either the annuitant or joint annuitant is living. The minimum payment due must be at least $20.

    The annuity payments begin on the annuity date. The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed interest rate for the variable annuity payments is 3.0%, 5.0% or 6.0% on an annual basis (subject to state availability). The assumed rate is selected when you purchase the contract. It is used to calculate the first variable annuity payment and is the smallest net rate of investment return required to ensure that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the assumed interest rate and the actual investment performance of each subaccount. Although choosing a higher assumed interest rate will generate a higher first variable annuity payment than choosing a lower assumed interest rate, a contract with a higher assumed interest rate must earn a higher net rate of investment return than a contract with a lower assumed interest rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an assumed interest rate.

    We make daily deductions from contract values held in subaccounts for the risk and administrative fee. These charges affect all variable annuity payments.

    The following descriptions should allow you to compare the basic differences of the currently available payment options.

OPTION A--SINGLE LIFE ANNUITY
    Provides annuity payments based on the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10, 15, or 20-year period selected.

OPTION C--JOINT SURVIVOR LIFE ANNUITY
    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION D--JOINT SURVIVOR LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of the 10, 15 or 20-year period certain at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--ANNUITY FOR SPECIFIED PERIOD
    Provides annuity payments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30, but may not be greater than 100 minus the age of the annuitant. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary.

OPTION F--LIFE EXPECTANCY ANNUITY
    Provides annuity payments over the annuitant's annually recalculated life expectancy. A contract owner may at anytime request withdrawals representing part or all of the remaining contract value less any applicable surrender charge. Upon the death of the annuitant, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. This option is available only if 100% of the net premium is allocated to the FIA.

OPTION G--UNIT REFUND LIFE ANNUITY
    Provides annuity payments for the lifetime of the annuitant. If the annuitant dies, the annuitant's beneficiary will receive in a lump sum (1) the value of the annuity units on the annuity date less the sum of any variable annuity payments made prior to the annuitant's death plus (2) the total amount applied to the FIA on the annuity date less the sum of any fixed annuity payments made prior to the annuitant's death.

OTHER OPTIONS AND RATES
    We may offer other payment options at the time of application. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current annuity payment rates shall be used in determining the amount of any annuity payments under the payment options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). A LED program is available to IRA participants. Any payment options elected under regular or SIMPLE IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least seven years and are in excess of the minimum distribution will be subject to any applicable surrender charge.

    If the monthly annuity payment under a payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

SURRENDER OF CONTRACT; WITHDRAWALS
    If the annuitant is living, withdrawals may be made from amounts held under payment options B, D, E or F. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts. See "Federal Income Taxes." The appropriate number of annuity units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Annuity units redeemed in a withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise.

    Under payment options B or D, you may withdraw, less any applicable surrender charge, amounts equal to the commuted value of the payments that would have been made during the certain period you chose under the payment option.

    If you withdraw the entire commuted value of the annuity payments we would have made during the certain period, we will not make any annuity payments during the years remaining in the certain period. If you withdraw only a portion of the commuted value of the annuity payments we would have made during the certain period, we will reduce the remaining annuity payments during the years remaining in the certain period. The remaining annuity payments are reduced by the same percentage as the percentage of the commuted value surrendered. Variable annuity payments will be commuted at the assumed interest rate. Fixed annuity payments will be commuted using the underlying interest rate.

    Annuity payments that are to be made after the certain period is over will not change.

    Under payment options E and F, you may withdraw, less any applicable surrender charge, all or part of the commuted value. Withdrawals under payment options E and F will affect the amount of future annuity payments.

    The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and withdrawals. See "Federal Income Taxes." A deduction for surrender charges may be imposed on withdrawals or complete surrender of a contract. See "Surrender Charges." Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The minimum payment due is less than $20. PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH AFTER THE ANNUITY DATE
    If an owner dies after the annuity date and there is no surviving owner, any remaining payments will be paid to the beneficiary under the payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, dies and is survived by any owner, any remaining guaranteed payments will be paid to such owner(s). If no owner survives, any remaining guaranteed payments will be paid to the beneficiary. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended. Alternatively, the surviving owner(s), or beneficiary if no owner survives, may elect to take the commuted value of any remaining guaranteed payments in a lump sum.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

ANNUITY UNIT VALUE
    The value of one annuity unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one annuity unit on any subsequent valuation date is determined by multiplying the immediately preceding annuity unit value by the applicable net investment factor for the valuation period ending on such valuation date divided by 1.000000 plus the rate of interest for the number of days in the valuation period based on the assumed interest rate.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a withdrawal of a contract. See "Surrenders of Contracts; Withdrawals."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal or complete surrender of a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone the processing of any such transactions at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b),
(c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 20 days and receive, in cash, the adjusted value of your premium. You may receive more or less than your premium depending on investment experience of the Phoenix-Goodwin Money Market Subaccount during the free look period. If applicable state law requires, we will return the full amount of the premium we received. (A longer free look period may be required by your state.)

    Your premium will temporarily be applied to the Phoenix-Goodwin Money Market Subaccount. On the annuity date, the then value of this contract's share in the Phoenix-Goodwin Money Market Subaccount will automatically be reallocated to the various subaccounts and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified tax advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, SIMPLE and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS
    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all SIMPLE IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."

ADDITIONAL CONSIDERATIONS

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

INDIVIDUAL RETIREMENT ANNUITY
    The contract may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAs
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM IRAs
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or SIMPLE IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and SIMPLE IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the Policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and separate accounts, including the

Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI follows:

o        Underwriter
o        Performance History
o        Calculation of Yield and Return
o        Calculation of Annuity Payments
o        Experts
o        Separate Account Financial Statements
o        Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON               UPON
STATE                                                       PURCHASE(1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       -----------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50


South Dakota(2)......................................           X                                     1.25


West Virginia........................................                             X                   1.00             1.00


Wyoming..............................................           X                                     1.00


Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%




NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."




----------------------
(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.
(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,000 per contract is.8%.

APPENDIX B
ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN
--------------------------------------------------------------------------------
    The following illustrations have been prepared to show how investment performance affects variable annuity payments over time. The monthly annuity payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6%, and 12%. These are hypothetical rates of return and we do not guarantee that the contract would earn these returns for any one year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly annuity payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity payments will also fluctuate. The total amount of annuity payments ultimately received will depend on cumulative investments returns and how long the annuitant lives and the payment option chosen.

    The assumed interest rate will also affect the amount of variable annuity payments. Payments will increase from one payment calculation date to the next if the net investment factor is greater than the assumed interest rate, and will decrease if the net investment factor is less than the assumed interest rate.

    Each of the following illustrations have a different assumed interest rate. The assumed interest rates of 3%, 5% and 6% are highlighted on each illustration page.


    The monthly annuity payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of 0.83% of the average daily net assets. This is a weighted average of the fund expenses shown in the annual fund expense table on pages 4 and 5. While the expense reimbursement arrangements described on pages 4 and 5 are expected to continue at least through 2001, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.40% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.23%, 3.77% and 9.77%, respectively. The $24 annual payment charge is taken as a $2 deduction from each variable annuity payment.

------------------------------------------------------------------------------------------------------------------
                                                PHOENIX INCOME CHOICE


                                        INITIAL ANNUITY DATE:   JANUARY 1, 2002

                     INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                              PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

                                 FREQUENCY OF ANNUITY INCOME:   ANNUALLY

                                       ASSUMED INTEREST RATE:   3.0%

                                      AVERAGE MANAGEMENT FEE:   0.93%

                                 RISK AND ADMINISTRATIVE FEE:   1.25%

------------------------------------------------------------------------------------------------------------------
                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:          0.00%             6.00%            12.00%

                      ANNUAL RATE OF INTEREST AFTER EXPENSES:         -2.16%             3.76%             9.69%


              PAYMENT CALCULATION DATE:                                        ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------

                    January 1, 2002                                $1,000            $1,000              $1,000
                    January 1, 2003                                  $950            $1,007              $1,065
                    January 1, 2004                                  $902            $1,015              $1,134
                    January 1, 2005                                  $857            $1,022              $1,208
                    January 1, 2006                                  $814            $1,030              $1,286
                    January 1, 2007                                  $773            $1,038              $1,370
                    January 1, 2008                                  $735            $1,045              $1,459
                    January 1, 2009                                  $698            $1,053              $1,554
                    January 1, 2010                                  $663            $1,061              $1,654
                    January 1, 2011                                  $630            $1,069              $1,762
                    January 1, 2012                                  $598            $1,077              $1,876
                    January 1, 2013                                  $568            $1,085              $1,998
                    January 1, 2014                                  $540            $1,093              $2,128
                    January 1, 2015                                  $513            $1,101              $2,266
                    January 1, 2016                                  $487            $1,109              $2,414
                    January 1, 2017                                  $463            $1,117              $2,570
                    January 1, 2018                                  $439            $1,126              $2,737
                    January 1, 2019                                  $417            $1,134              $2,915
                    January 1, 2020                                  $396            $1,142              $3,104
                    January 1, 2021                                  $377            $1,151              $3,306

------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

------------------------------------------------------------------------------------------------------------------
                                                PHOENIX INCOME CHOICE


                                        INITIAL ANNUITY DATE:   JANUARY 1, 2002

                     INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                              PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

                                 FREQUENCY OF ANNUITY INCOME:   ANNUALLY

                                       ASSUMED INTEREST RATE:   5.0%

                                      AVERAGE MANAGEMENT FEE:   0.93%

                                 RISK AND ADMINISTRATIVE FEE:   1.25%

------------------------------------------------------------------------------------------------------------------
                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:          0.00%              6.00%            12.00%

                      ANNUAL RATE OF INTEREST AFTER EXPENSES:         -2.16%              3.76%             9.69%


              PAYMENT CALCULATION DATE:                                        ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------

                    January 1, 2002                                $1,000           $1,000                $1,000
                    January 1, 2003                                  $932             $988                $1,045
                    January 1, 2004                                  $868             $977                $1,091
                    January 1, 2005                                  $809             $965                $1,140
                    January 1, 2006                                  $754             $954                $1,191
                    January 1, 2007                                  $702             $943                $1,244
                    January 1, 2008                                  $655             $931                $1,300
                    January 1, 2009                                  $610             $921                $1,358
                    January 1, 2010                                  $568             $910                $1,419
                    January 1, 2011                                  $530             $899                $1,482
                    January 1, 2012                                  $493             $888                $1,548
                    January 1, 2013                                  $460             $878                $1,617
                    January 1, 2014                                  $428             $868                $1,690
                    January 1, 2015                                  $399             $857                $1,765
                    January 1, 2016                                  $372             $847                $1,844
                    January 1, 2017                                  $347             $837                $1,926
                    January 1, 2018                                  $323             $828                $2,012
                    January 1, 2019                                  $301             $818                $2,102
                    January 1, 2020                                  $280             $808                $2,196
                    January 1, 2021                                  $261             $799                $2,294

------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

------------------------------------------------------------------------------------------------------------------
                                                PHOENIX INCOME CHOICE


                                        INITIAL ANNUITY DATE:     JANUARY 1, 2002

                     INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:     $1,000

                                              PAYMENT OPTION:     20 YEAR SPECIFIED PERIOD

                                 FREQUENCY OF ANNUITY INCOME:     ANNUALLY

                                       ASSUMED INTEREST RATE:     6.0%

                                      AVERAGE MANAGEMENT FEE:     0.93%

                                 RISK AND ADMINISTRATIVE FEE:     1.25%

------------------------------------------------------------------------------------------------------------------
                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:         0.00%               6.00%           12.00%

                      ANNUAL RATE OF INTEREST AFTER EXPENSES:        -2.16%               3.76%            9.69%


               PAYMENT CALCULATION DATE:                                            ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------

                    January 1, 2002                                 $1,000              $1,000           $1,000
                    January 1, 2003                                   $923                $979           $1,035
                    January 1, 2004                                   $852                $958           $1,071
                    January 1, 2005                                   $786                $938           $1,108
                    January 1, 2006                                   $726                $918           $1,147
                    January 1, 2007                                   $670                $899           $1,187
                    January 1, 2008                                   $618                $880           $1,228
                    January 1, 2009                                   $571                $861           $1,271
                    January 1, 2010                                   $527                $843           $1,315
                    January 1, 2011                                   $486                $825           $1,361
                    January 1, 2012                                   $449                $808           $1,408
                    January 1, 2013                                   $414                $791           $1,457
                    January 1, 2014                                   $382                $774           $1,508
                    January 1, 2015                                   $353                $758           $1,560
                    January 1, 2016                                   $326                $742           $1,615
                    January 1, 2017                                   $301                $726           $1,671
                    January 1, 2018                                   $278                $711           $1,729
                    January 1, 2019                                   $256                $696           $1,789
                    January 1, 2020                                   $236                $681           $1,852
                    January 1, 2021                                   $218                $667           $1,916

------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

APPENDIX C
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCUMULATION UNIT: A standard of measurement for the Phoenix-Goodwin Money Market Subaccount used to determine the value of a contract prior to the annuity date during the free look period.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set to 1.0000 on the date assets were first allocated to the Phoenix-Goodwin Money Market Subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ANNUITANT: The primary person whose life is used as the measuring life under the contract. Also, see Joint Annuitant.

ANNUITY DATE: The date we calculate and make the first annuity payment.

ANNUITY PAYMENT: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.

ANNUITY UNIT: A standard of measurement used in determining the amount of each variable annuity payment.

ASSUMED INTEREST RATE: The rate used to determine the variable annuity payment.

COMMUTED VALUE: The present value of any remaining guaranteed annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the underlying interest rate for fixed annuity payments.

CONTRACT: The single premium immediate fixed and variable annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.


CONTRACT VALUE: The sum of the total value of the subaccounts and the FIA on any valuation date.


FIA: The Fixed Income Allocation is an investment option within our general account.

FIXED ANNUITY PAYMENT: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

JOINT ANNUITANT: A person other than the annuitant on whose life annuity payments may also be based.

ISSUE DATE: The date that the initial premium is invested under a contract.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

NET PREMIUM: The premium less any applicable tax.

PAYEE: The person you designate to receive annuity payments.

PAYMENT CALCULATION DATE: The date we calculate annuity payments. The first payment calculation date is the annuity date. After the first payment calculation date, we will calculate payments on the same date each month. We use the previous valuation date if such date is not a valuation date.

PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity. See "Payment Options."

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of annuitant.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

PREMIUM: The amount you pay when you purchase a contract. Generally, we require a minimum premium of $35,000.

SERIES: A separate investment portfolio of a fund.

SURRENDER VALUE: The commuted value less any applicable surrender charge.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE ANNUITY PAYMENT: An annuity providing payments that vary in amount, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for AOD.

APPENDIX D
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
         From 7/23/01* to 12/31/01                                           $2.000                $1.831                 51

PHOENIX-ABERDEEN NEW ASIA
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-DEUTSCHE DOW 30
------------------------------------------------------------------------------------------------------------------------------------
         From 6/12/01* to 12/31/01                                           $2.000                $1.882                  9

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $1.872                  1

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
         From 8/24/01* to 12/31/01                                           $2.000                $2.062                 62

PHOENIX-ENGEMANN CAPITAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
         From 6/26/01* to 12/31/01                                           $2.000                $1.740                 51

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
         From 8/17/01* to 12/31/01                                           $2.000                $1.774                  8

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-GOODWIN MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
         From 5/10/01* to 12/31/01                                           $2.000                $2.022                 829

PHOENIX-GOODWIN MONEY MARKET WITH GUARANTEED MINIMUM PAYMENT RIDER
------------------------------------------------------------------------------------------------------------------------------------
         From 5/29/01* to 12/31/01                                           $2.000                $2.007                 634

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
         From 6/22/01* to 12/31/01                                           $2.000                $2.044                  88

PHOENIX-HOLLISTER VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
         From 6/25/01* to 12/31/01                                           $2.000                $1.804                 166

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
------------------------------------------------------------------------------------------------------------------------------------
         From 7/27/01* to 12/31/01                                           $2.000                $1.892                  82

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX WITH GUARANTEED MINIMUM PAYMENT RIDER
------------------------------------------------------------------------------------------------------------------------------------
         From 6/25/01* to 12/31/01                                           $2.000                $1.882                1,983

PHOENIX-JANUS FLEXIBLE INCOME
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $2.062                  96

PHOENIX-JANUS GROWTH
------------------------------------------------------------------------------------------------------------------------------------
         From 8/3/01* to 12/31/01                                            $2.000                $1.753                  54

*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST BALANCED
------------------------------------------------------------------------------------------------------------------------------------
         From 6/12/01* to 12/31/01                                           $2.000                $2.010                  36

PHOENIX-OAKHURST GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
         From 7/23/01* to 12/31/01                                           $2.000                $1.901                  34

PHOENIX-OAKHURST STRATEGIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
         From 6/25/01* to 12/31/01                                           $2.000                $2.009                 121

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
         From 9/5/01* to 12/31/01                                            $2.000                $2.240                  97

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
         From 9/5/01* to 12/31/01                                            $2.000                $2.115                  19

PHOENIX-SENECA MID-CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
         From 6/25/01* to 12/31/01                                           $2.000                $1.686                  50

PHOENIX-SENECA STRATEGIC THEME
------------------------------------------------------------------------------------------------------------------------------------
         From 6/22/01* to 12/31/01                                           $2.000                $1.648                  20

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES)
------------------------------------------------------------------------------------------------------------------------------------


AIM V.I. CAPITAL APPRECIATION FUND
------------------------------------------------------------------------------------------------------------------------------------


AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
------------------------------------------------------------------------------------------------------------------------------------


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
         From 6/25/01* to 12/31/01                                           $2.000                $1.873                 106

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
------------------------------------------------------------------------------------------------------------------------------------
         From 6/22/01* to 12/31/01                                           $2.000                $2.059                 209

FEDERATED HIGH INCOME BOND FUND II
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $1.976                  5

VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
         From 9/25/00* to 12/31/01                                           $2.000                $1.932                  2

VIP GROWTH OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
         From 7/23/00* to 12/31/01                                           $2.000                $1.890                  6

VIP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
         From 9/24/00* to 12/31/01                                           $2.000                $1.842                  17

MUTUAL SHARES SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $1.952                  7


*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
         From 8/17/01* to 12/31/01                                           $2.000                $1.858                  4

TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
------------------------------------------------------------------------------------------------------------------------------------
         From 8/17/01* to 12/31/01                                           $2.000                $1.829                  6

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
------------------------------------------------------------------------------------------------------------------------------------


TEMPLETON GROWTH SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
         From 8/13/01* to 12/31/01                                           $2.000                $1.970                 19

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $1.779                  5

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
------------------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $1.787                  1

WANGER FOREIGN FORTY
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $1.722                  3

WANGER INTERNATIONAL SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
         From 8/10/01* to 12/31/01                                           $2.000                $1.700                 19

WANGER TWENTY
------------------------------------------------------------------------------------------------------------------------------------
         From 8/24/01* to 12/31/01                                           $2.000                $2.161                 53

WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
------------------------------------------------------------------------------------------------------------------------------------
         From 7/19/01* to 12/31/01                                           $2.000                $2.021                 55

*Date subaccount began operations.

                                     PART B

                            PHOENIX INCOME CHOICE(SM)
HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                         PHL VARIABLE INSURANCE COMPANY
                        PHL VARIABLE ACCUMULATION ACCOUNT

          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2002. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800-541-0171.




                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter..............................................................    2

Performance History......................................................    2

Calculation of Yield and Return..........................................    5

Calculation of Annuity Payments .........................................    6

Experts .................................................................    7

Separate Account Financial Statements.................................... SA-1

Company Financial Statements.............................................  F-1

UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne by PHL Variable.


    PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


-----------------------------------------------------------------------------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                            SUBACCOUNT                                DATE        1 YEAR       5 YEARS     10 YEARS       INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                               12/07/94     -29.54%         1.80%        N/A         4.69%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    09/17/96      -6.27%        -5.34%        N/A        -5.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                   10/29/01        N/A           N/A         N/A        -0.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                    10/29/01        N/A           N/A         N/A        -0.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                      12/20/99     -12.77%          N/A         N/A        -7.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                         08/15/00     -37.91%          N/A         N/A       -49.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 05/01/95      -0.76%         5.35%        N/A        11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                              12/07/94     -39.32%         0.20%        N/A         5.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      08/15/00     -32.03%          N/A         N/A       -33.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                       12/20/99      -2.34%          N/A         N/A         7.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 12/07/94      -3.52%         3.30%        N/A         3.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    12/07/94      -1.28%         3.18%        N/A         6.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               03/02/98     -23.89%          N/A         N/A         8.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  07/14/97     -18.27%          N/A         N/A         3.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                12/20/99      -0.14%          N/A         N/A         2.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                         12/20/99     -29.35%          N/A         N/A       -18.94%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                           10/29/01        N/A           N/A         N/A        -0.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                  10/29/01        N/A           N/A         N/A        -2.98%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                            10/29/01        N/A           N/A         N/A        -1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                             03/02/98     -14.80%          N/A         N/A         2.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                        12/07/94      -5.45%         9.02%        N/A        10.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       11/20/00     -13.56%          N/A         N/A        -8.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      03/02/98      15.41%          N/A         N/A         1.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/00       8.27%          N/A         N/A        13.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                03/02/98     -30.54%          N/A         N/A         9.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               01/29/96     -32.62%         9.38%        N/A         9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                              12/20/99     -21.22%          N/A         N/A       -15.26%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  03/30/01        N/A           N/A         N/A       -10.37%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                        03/30/01        N/A           N/A         N/A        -9.17%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           06/05/00     -22.01%          N/A         N/A       -28.12%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    07/15/99      -0.35%          N/A         N/A         4.02%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  07/15/99      -5.94%          N/A         N/A        -7.02%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         06/05/00     -18.69%          N/A         N/A       -16.11%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  06/05/00     -20.63%          N/A         N/A       -22.06%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                06/05/00     -23.67%          N/A         N/A       -23.80%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       05/01/00      -0.34%          N/A         N/A         5.86%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                12/20/99     -52.57%          N/A         N/A       -37.21%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        05/01/97     -14.72%          N/A         N/A       -15.17%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   05/01/97     -22.07%          N/A         N/A         2.20%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                              05/01/97     -16.45%          N/A         N/A         3.56%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    05/01/00      -8.42%          N/A         N/A        -2.42%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                               07/15/99     -30.13%          N/A         N/A       -14.33%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                   10/29/01        N/A           N/A         N/A        -1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                02/01/99     -31.93%          N/A         N/A         7.38%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      05/01/95     -26.96%         6.40%        N/A        14.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                       02/01/99       1.68%          N/A         N/A        14.81%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       05/01/95       3.95%        10.78%        N/A        16.78%

-----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                       ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------

                   SUBACCOUNT                     1992     1993    1994    1995    1996    1997    1998    1999     2000    2001
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          -13.91%   36.75%  -1.19%   8.24%  17.18%  10.66%  26.35%  27.91%  -16.86% -25.00%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                        -33.24%  -5.64%  49.12%  -17.01%  -0.25%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                    -6.73%  -7.16%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                               -33.91%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                           31.46%  20.55% -22.19%   3.48%   29.18%   5.28%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series           8.93%   18.23%   0.21%  29.27%  11.18%  19.59%  28.41%  28.08%  -18.81% -35.41%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                                                                           -27.65%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                     17.30%   3.70%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series              2.29%    1.60%   2.56%   4.39%   3.72%   3.88%   3.79%   3.52%    4.72%   2.52%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                           8.72%   14.48%  -6.64%  22.02%  11.02%   9.71%  -5.34%   4.15%    5.16%   4.76%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                    22.79%   30.55% -18.99%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                           30.05%  17.36%  -12.57% -13.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                               5.11%   5.90%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                      -12.28% -24.81%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                  15.56%   -7.77%  -9.32%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series     9.28%    9.64%  -2.66%  16.78%   7.70%  19.25%  19.30%   9.88%   -0.66%   0.59%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                                                                             -8.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                          -11.40%   15.46%  21.45%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value                                                                                 14.31%
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                     43.84%   12.34% -26.07%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                    15.73%  42.91%  53.09%  -12.57% -28.28%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                                                                           -14.24% -16.15%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                1.23%  34.01%  16.11%  12.10%  17.82%  42.82%  -12.01% -24.24%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                      2.75%  34.56%  13.58%  22.15%  30.76%  28.29%  -15.71% -13.66%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                        10.63%  18.19%  55.87%  75.85%  -25.78% -16.99%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II                          7.42%   2.90%   7.23%   6.32%  -1.83%    9.61%   5.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                       18.89%  12.88%  12.42%   1.42%   1.05%  -10.15%   0.10%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                      28.33%  22.61%   -7.87% -13.47%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                               22.96%   2.89%  -18.21% -15.52%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                             37.65%  35.58%  -12.17% -18.76%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                                            17.85%   0.16%  13.98%   12.87%   5.70%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                             -24.54% -49.50%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                                            -30.26% -22.03%  51.40%  -32.89%  -9.24%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                        45.19%  -3.71%  14.05%  22.21%  12.25%   7.69%  21.72%   -3.58% -17.05%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund           6.49%   24.30%  -4.43%  20.75%  17.11%  13.86%   4.78%  21.03%   -1.19% -11.08%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                                         11.05%  19.47%  11.81%   7.35%  19.34%    0.22%  -2.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                                                            20.09%  26.05%  -17.69% -25.63%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                                                                27.12%  18.89%  -10.36% -14.09%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                              -2.80% -27.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                   30.39%  -2.69%  14.89% 123.71%  -28.75% -22.26%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                      8.10%   7.72%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                                    44.80%  27.83%   7.34%  23.53%   -9.30%   9.99%

-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:



Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:.. $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:..........    1.000095
Calculation:
   Ending account value..............................    1.000095
   Less beginning account value......................    1.000000
   Net change in account value.......................    0.000095
Base period return:
   (adjusted change/beginning account value).........    0.000095
Current yield = return x (365/7) =...................       0.50%
Effective yield = [(1 + return)(365/7)] -1 =.........       0.50%


Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

  II  = a hypothetical initial payment of $1,000

  R   = average annual total return for the period

  n   = number of years in the period

  ERV = ending redeemable value of the hypothetical $1,000 for the period
        [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION

Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
See your prospectus in the section titled "The Annuity Period" for a description of the payment options.

You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option you elect.

FIXED ANNUITY PAYMENTS
On the Annuity Date, a stream of Annuity Payments is purchased. The amount of the Fixed Annuity Payment will be the value in the Contract allocated to the Fixed Income Allocation, divided by $1,000, then multiplied by the appropriate factor for the Payment Option selected.

Under Options A-E, guaranteed rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use the minimum assumed interest rate of 3%. If our rates in effect on the annuity date are more favorable (i.e. higher-paying), we will use those rates.

VARIABLE ANNUITY PAYMENTS
Variable Annuity Payments after the first payment will vary with the investment experience of the Subaccounts. Payments may be either higher or lower than the first payment.

Under Payment Options A, B, C, D, E and G, We determine the first payment by multiplying the value in the contract held under the selected option in each Subaccount by the applicable Payment Option rate. The first payment equals the total of such amounts determined for each Subaccount. We determine future payments under these options by multiplying the number of Annuity Units in each Subaccount by the Annuity Unit Value for each Subaccount on the Payment Calculation Date. The payment will equal the sum of the amounts provided by each Subaccount.

Under Option F, We determine the amount of the initial distribution by dividing the amount of value in the contract held under this option by the life expectancy of the Annuitant.

Under all payment options, the first payment is based on an assumed interest rate of either 3% or 6%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

The applicable rate used to determine the first variable annuity payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. If our rates in effect on the annuity date are more favorable (i.e. higher-paying), we will use those rates.

We deduct a daily charge for risk and administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges."

EXPERTS
--------------------------------------------------------------------------------

The financial statements of PHL Variable Accumulation Account (Phoenix Income Choice(SM)) as of December 31, 2001, and the results of its operations and changes in net assets for the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.








------------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT
--------------------------------------------------------------------------------

PHOENIX
  INCOME
     CHOICE(SM)

   PHL VARIABLE ACCUMULATION ACCOUNT
   DECEMBER 31, 2001


  [Logo] PHOENIX WEALTH MANAGEMENT(R)

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                                                               PHOENIX-
                                            PHOENIX-                           DEUTSCHE        PHOENIX-DUFF &       PHOENIX-
                                            ABERDEEN         PHOENIX-         NASDAQ-100         PHELPS REAL        ENGEMANN
                                          INTERNATIONAL  DEUTSCHE DOW 30       INDEX(R)      ESTATE SECURITIES   CAPITAL GROWTH
                                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $       98,228   $       17,266     $        2,669    $      133,062     $      100,244
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $       94,023   $       16,870     $        2,514    $      128,231     $       88,540
                                        --------------   --------------     --------------    --------------     --------------
       Total assets                             94,023           16,870              2,514           128,231             88,540
LIABILITIES
    Accrued expenses to related party              103               19                  3               137                 95
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $       93,920   $       16,851     $        2,511    $      128,094     $       88,445
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                  51,293            8,955              1,342            62,114             50,839
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     1.831030   $     1.881746     $     1.871570    $     2.062236     $     1.739675
                                        ==============   ==============     ==============    ==============     ==============


                                            PHOENIX-                        PHOENIX-GOODWIN      PHOENIX-
                                         ENGEMANN SMALL     PHOENIX-          MONEY MARKET    GOODWIN MULTI-        PHOENIX-
                                           & MID-CAP      GOODWIN MONEY     SUBACCOUNT WITH    SECTOR FIXED        HOLLISTER
                                            GROWTH           MARKET        GUARANTEED MINIMUM     INCOME          VALUE EQUITY
                                          SUBACCOUNT       SUBACCOUNT        PAYMENT RIDER      SUBACCOUNT         SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $       14,122   $    1,678,163     $    1,274,953    $      183,334     $      318,613
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $       14,149   $    1,678,163     $    1,274,953    $      180,357     $      298,973
                                        --------------   --------------     --------------    --------------     --------------
       Total assets                             14,149        1,678,163          1,274,953           180,357            298,973
                                        --------------   --------------     --------------    --------------     --------------
LIABILITIES
    Accrued expenses to related party               15            1,466              1,600               234                326
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $       14,134   $    1,676,697     $    1,273,353    $      180,123     $      298,647
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                   7,965          829,180            634,420            88,108            165,518
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     1.774324   $     2.022113     $     2.007114    $     2.044340     $     1.804325
                                        ==============   ==============     ==============    ==============     ==============


                                                           PHOENIX-J.P.
                                                             MORGAN
                                          PHOENIX-J.P       RESEARCH
                                            MORGAN       ENHANCED INDEX
                                           RESEARCH      SUBACCOUNT WITH     PHOENIX-JANUS    PHOENIX-JANUS      PHOENIX-JANUS
                                        ENHANCED INDEX  GUARANTEED MINIMUM    CORE EQUITY    FLEXIBLE INCOME        GROWTH
                                          SUBACCOUNT      PAYMENT RIDER       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $      146,523   $    3,572,517     $      110,180    $      202,531     $       99,405
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $      154,734   $    3,738,929     $      104,688    $      197,236     $       94,743
                                        --------------   --------------     --------------    --------------     --------------
       Total assets                            154,734        3,738,929            104,688           197,236             94,743
                                        --------------   --------------     --------------    --------------     --------------
LIABILITIES
    Accrued expenses to related party              174            6,624                116               242                102
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $      154,560   $    3,732,305     $      104,572    $      196,994     $       94,641
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                  81,674        1,983,081             55,450            95,552             53,990
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     1.892401   $     1.882074     $     1.885906    $     2.061648     $     1.752939
                                        ==============   ==============     ==============    ==============     ==============


                                                                               PHOENIX-
                                           PHOENIX-         PHOENIX-          OAKHURST      PHOENIX-SANFORD     PHOENIX-SANFORD
                                           OAKHURST      OAKHURST GROWTH      STRATEGIC      BERNSTEIN MID-     BERNSTEIN SMALL-
                                           BALANCED        AND INCOME         ALLOCATION       CAP VALUE          CAP VALUE
                                          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $       73,634   $       63,678     $      247,212    $      208,043     $       39,639
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $       72,460   $       64,345     $      243,104    $      216,618     $       40,493
                                        --------------   --------------     --------------    --------------     --------------
       Total assets                             72,460           64,345            243,104           216,618             40,493
                                        --------------   --------------     --------------    --------------     --------------
LIABILITIES
    Accrued expenses to related party               82               70                276               233                 39
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $       72,378   $       64,275     $      242,828    $      216,385     $       40,454
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                  36,016           33,813            120,852            96,608             19,125
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     2.009614   $     1.900900     $     2.009307    $     2.239820     $     2.115260
                                        ==============   ==============     ==============    ==============     ==============


                                                                                                                 FEDERATED FUND
                                                                            ALGER AMERICAN     DEUTSCHE VIT         FOR U.S.
                                        PHOENIX-SENECA   PHOENIX-SENECA        LEVERAGED      EAFE(R) EQUITY       GOVERNMENT
                                        MID-CAP GROWTH   STRATEGIC THEME   ALLCAP PORTFOLIO       INDEX           SECURITIES II
                                          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $       91,471   $       37,090     $      202,860    $        8,957     $      425,254
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $       84,236   $       33,811     $      199,650    $        8,931     $      430,258
                                        --------------   --------------     --------------    --------------     --------------
       Total assets                             84,236           33,811            199,650             8,931            430,258
                                        --------------   --------------     --------------    --------------     --------------
LIABILITIES
    Accrued expenses to related party               92               36                229                10                582
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $       84,144   $       33,775     $      199,421    $        8,921     $      429,676
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                  49,897           20,499            106,464             5,016            208,725
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     1.686345   $     1.647637     $     1.873135    $     1.778749     $     2.058578
                                        ==============   ==============     ==============    ==============     ==============

                       See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                   (CONTINUED)

                                        FEDERATED HIGH                        VIP GROWTH
                                         INCOME BOND     VIP CONTRAFUND(R)   OPPORTUNITIES      VIP GROWTH        MUTUAL SHARES
                                            FUND             PORTFOLIO         PORTFOLIO        PORTFOLIO          SECURITIES
                                         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $        9,260   $        4,150     $       11,863    $       31,739     $       13,985
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $        9,180   $        4,300     $       11,410    $       32,221     $       14,563
                                        --------------   --------------     --------------    --------------     --------------
          Total assets                           9,180            4,300             11,410            32,221             14,563
LIABILITIES
    Accrued expenses to related party               10                4                 14                31                 16
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $        9,170   $        4,296     $       11,396    $       32,190     $       14,547
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                   4,640            2,224              6,029            17,477              7,453
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     1.976301   $     1.931642     $     1.890201    $     1.841830     $     1.951757
                                        ==============   ==============     ==============    ==============     ==============


                                          TEMPLETON
                                          DEVELOPING        TEMPLETON          TEMPLETON
                                           MARKETS           GROWTH          INTERNATIONAL      TECHNOLOGY       WANGER FOREIGN
                                          SECURITIES       SECURITIES         SECURITIES        PORTFOLIO            FORTY
                                          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                        --------------   --------------     --------------    --------------     --------------
ASSETS
    Investments at cost                 $        7,061   $       37,315     $       11,033    $        2,669     $        4,633
                                        ==============   ==============     ==============    ==============     ==============
    Investments at market               $        7,032   $       38,145     $       10,669    $        2,465     $        4,335
                                        --------------   --------------     --------------    --------------     --------------
         Total assets                            7,032           38,145             10,669             2,465              4,335
LIABILITIES
    Accrued expenses to related party                8               39                 12                 2                  4
                                        --------------   --------------     --------------    --------------     --------------
NET ASSETS                              $        7,024   $       38,106     $       10,657    $        2,463     $        4,331
                                        ==============   ==============     ==============    ==============     ==============
Accumulation units outstanding                   3,781           19,339              5,826             1,378              2,516
                                        ==============   ==============     ==============    ==============     ==============
Unit value                              $     1.857729   $     1.970411     $     1.829155    $     1.787116     $     1.721738
                                        ==============   ==============     ==============    ==============     ==============


                                            WANGER
                                         INTERNATIONAL                        WANGER U.S.
                                          SMALL CAP      WANGER TWENTY        SMALL CAP
                                          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                        --------------   --------------     --------------
ASSETS
    Investments at cost                 $       32,581   $      104,824     $      110,445
                                        ==============   ==============     ==============
    Investments at market               $       32,163   $      114,354     $      111,583
                                        --------------   --------------     --------------
         Total assets                           32,163          114,354            111,583
LIABILITIES
    Accrued expenses to related party               31              134                115
                                        --------------   --------------     --------------
NET ASSETS                              $       32,132   $      114,220     $      111,468
                                        ==============   ==============     ==============
Accumulation units outstanding                  18,906           52,856             55,179
                                        ==============   ==============     ==============
Unit value                              $     1.699564   $     2.160987     $     2.020119
                                        ==============   ==============     ==============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                                                       PHOENIX-      PHOENIX-DUFF &
                                                       PHOENIX-        PHOENIX-        DEUTSCHE       PHELPS REAL       PHOENIX-
                                                       ABERDEEN        DEUTSCHE       NASDAQ-100        ESTATE          ENGEMANN
                                                     INTERNATIONAL      DOW 30         INDEX(R)       SECURITIES     CAPITAL GROWTH
                                                     SUBACCOUNT(8)   SUBACCOUNT(3)   SUBACCOUNT(7)   SUBACCOUNT(14)   SUBACCOUNT(6)
                                                     --------------  --------------  --------------  --------------  --------------
Investment income
                   Distributions                     $          -    $         147   $          -    $       2,594    $         -
Expenses
                   Mortality, expense risk
                     and administrative charges                451              76              14             490             506
                                                     --------------  --------------  --------------  --------------  --------------
Net investment income (loss)                                  (451)             71             (14)          2,104            (506)
                                                     --------------  --------------  --------------  --------------  --------------
Net realized gain (loss) from share transactions              (868)             (1)             (2)            225            (232)
Net realized gain distribution from Fund                        -               35              -               -            1,272
Net unrealized appreciation (depreciation)
  on investment                                             (4,205)           (396)           (155)         (4,831)        (11,704)
                                                     --------------  --------------  --------------  --------------  --------------
Net gain (loss) on investment                               (5,073)           (362)           (157)         (4,606)        (10,664)
Net increase (decrease) in net assets
  resulting from operations                          $      (5,524)  $        (291)  $        (171)  $      (2,502)  $     (11,170)
                                                     ==============  ==============  ==============  ==============  ==============


                                                                                    PHOENIX-GOODWIN
                                                                                     MONEY MARKET
                                                                                      SUBACCOUNT
                                                        PHOENIX-                         WITH           PHOENIX-
                                                     ENGEMANN SMALL     PHOENIX-      GUARANTEED     GOODWIN MULTI-      PHOENIX-
                                                       & MID-CAP     GOODWIN MONEY      MINIMUM       SECTOR FIXED      HOLLISTER
                                                        GROWTH          MARKET          PAYMENT          INCOME        VALUE EQUITY
                                                     SUBACCOUNT(13)  SUBACCOUNT(1)      RIDER(2)      SUBACCOUNT(4)    SUBACCOUNT(5)
                                                     --------------  --------------  --------------  --------------   --------------
Investment income
                   Distributions                     $          -    $      21,008   $       9,144   $       9,346    $       1,905
Expenses
                   Mortality, expense risk
                     and administrative charges                 61           9,606           8,448             929            1,525
                                                     --------------  --------------  --------------  --------------   --------------
Net investment income (loss)                                   (61)         11,402             696           8,417              380
                                                     --------------  --------------  --------------  --------------   --------------
Net realized gain (loss) from share transactions               (55)            -               -            (1,149)            (296)
Net realized gain distribution from Fund                        -              -               -               -                573
Net unrealized appreciation (depreciation)
  on investment                                                 27             -               -            (2,977)         (19,640)
                                                     --------------  --------------  --------------  --------------   --------------
Net gain (loss) on investment                                  (28)            -               -            (4,126)         (19,363)
Net increase (decrease) in net assets
  resulting from operations                          $         (89)  $      11,402   $         696   $       4,291    $     (18,983)
                                                     ==============  ==============  ==============  ==============   ==============

                                                                     PHOENIX-J.P.
                                                                        MORGAN
                                                                       RESEARCH
                                                                        ENHANCED
                                                                        INDEX
                                                                      SUBACCOUNT
                                                      PHOENIX-J.P.       WITH
                                                         MORGAN       GUARANTEED
                                                        RESEARCH        MINIMUM      PHOENIX-JANUS   PHOENIX-JANUS    PHOENIX-JANUS
                                                     ENHANCED INDEX     PAYMENT       CORE EQUITY   FLEXIBLE INCOME       GROWTH
                                                      SUBACCOUNT(9)     RIDER(5)     SUBACCOUNT(4)    SUBACCOUNT(7)   SUBACCOUNT(10)
                                                     --------------  --------------  --------------  --------------   --------------
Investment income
                  Distributions                      $         728   $      12,111   $         695   $       5,461    $         -
Expenses
                  Mortality, expense risk
                     and administrative charges                625          17,448             609             835              444
                                                     --------------  --------------  --------------  --------------   --------------
Net investment income (loss)                                   103          (5,337)             86           4,626            (444)
                                                     --------------  --------------  --------------  --------------   --------------
Net realized gain (loss) from share transactions            (2,360)            307          (1,099)         (1,216)          (1,297)
Net realized gain distribution from Fund
Net unrealized appreciation (depreciation)
  on investment                                              8,211         166,412          (5,492)         (5,295)          (4,662)
                                                     --------------  --------------  --------------  --------------   --------------
Net gain (loss) on investment                                5,851         167,253          (6,591)         (4,848)          (5,959)
Net increase (decrease) in net assets
  resulting from operations                          $       5,954   $     161,916   $      (6,505)  $        (222)   $      (6,403)
                                                     ==============  ==============  ==============  ==============   ==============

                                                                                                                        PHOENIX-
                                                                       PHOENIX-       PHOENIX-          PHOENIX-        SANFORD
                                                       PHOENIX-        OAKHURST       OAKHURST          SANFORD        BERNSTEIN
                                                       OAKHURST        GROWTH         STRATEGIC        BERNSTEIN        SMALL-CAP
                                                       BALANCED        AND INCOME     ALLOCATION     MID-CAP VALUE        VALUE
                                                     SUBACCOUNT(3)   SUBACCOUNT(8)   SUBACCOUNT(5)    SUBACCOUNT(7)   SUBACCOUNT(15)
                                                     --------------  --------------  --------------  --------------   --------------
Investment income
                  Distributions                      $       1,023   $         225   $       3,339   $       1,580    $         237
Expenses
                  Mortality, expense risk
                     and administrative charges                425             257           1,176             753               70
                                                     --------------  --------------  --------------  --------------   --------------
Net investment income (loss)                                   598             (32)          2,163             827              167
                                                     --------------  --------------  --------------  --------------   --------------
Net realized gain (loss) from share transactions                 9            (782)           (418)             88              278
Net realized gain distribution from Fund                       539             -               910             915              442
Net unrealized appreciation (depreciation)
  on investment                                             (1,174)            667          (4,108)          8,575              854
                                                     --------------  --------------  --------------  --------------   --------------
Net gain (loss) on investment                                 (626)           (115)         (3,616)          9,578            1,574
Net increase (decrease) in net assets
  resulting from operations                          $         (28)  $        (147)  $      (1,453)  $      10,405    $       1,741
                                                     ==============  ==============  ==============  ==============   ==============

                                                                                         ALGER
                                                                                        AMERICAN                      FEDERATED FUND
                                                                     PHOENIX-SENECA    LEVERAGED     DEUTSCHE VIT        FOR U.S.
                                                     PHOENIX-SENECA    STRATEGIC        ALLCAP      EAFE(R) EQUITY     GOVERNMENT
                                                     MID-CAP GROWTH      THEME         PORTFOLIO         INDEX        SECURITIES II
                                                      SUBACCOUNT(5)  SUBACCOUNT(4)   SUBACCOUNT(5)   SUBACCOUNT(7)    SUBACCOUNT(4)
                                                     --------------  --------------  --------------  --------------   --------------
Investment income
                  Distributions                      $         -     $         -     $         -     $         -      $         -
Expenses
                  Mortality, expense risk
                     and administrative charges                414             172             917              34            2,096
                                                     --------------  --------------  --------------  --------------   --------------
Net investment income (loss)                                  (414)           (172)           (917)            (34)          (2,096)
                                                     --------------  --------------  --------------  --------------   --------------
Net realized gain (loss) from share transactions              (350)           (369)           (167)              1           (1,135)
Net realized gain distribution from Fund                       -               292             -               -                -
Net unrealized appreciation (depreciation)
  on investment                                             (7,235)         (3,279)         (3,210)            (26)           5,004
                                                     --------------  --------------  --------------  --------------   --------------
Net gain (loss) on investment                               (7,585)         (3,356)         (3,377)            (25)           3,869
Net increase (decrease) in net assets
  resulting from operations                          $      (7,999)  $      (3,528)  $      (4,294)  $         (59)   $       1,773
                                                     ==============  ==============  ==============  ==============   ==============


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)


                                                       FEDERATED
                                                         HIGH             VIP         VIP GROWTH
                                                      INCOME BOND    CONTRAFUND(R)   OPPORTUNITIES    VIP GROWTH      MUTUAL SHARES
                                                        FUND II        PORTFOLIO        PORTFOLIO      PORTFOLIO       SECURITIES
                                                     SUBACCOUNT(7)   SUBACCOUNT(15)  SUBACCOUNT(8)   SUBACCOUNT(16)   SUBACCOUNT(7)
                                                     --------------  --------------  --------------  --------------   --------------
Investment income
                  Distributions                      $         -     $         -     $        -      $         -      $         -
Expenses
                  Mortality, expense risk
                     and administrative charges                 42              16              76              47               59
                                                     --------------  --------------  --------------  --------------   --------------
Net investment income (loss)                                   (42)            (16)            (76)            (47)             (59)
                                                     --------------  --------------  --------------  --------------   --------------
Net realized gain (loss) from share transactions              (362)           (873)         (1,692)            (24)          (1,499)
Net realized gain distribution from Fund             --------------  --------------  --------------  --------------   --------------
Net unrealized appreciation (depreciation)
  on investment                                                (80)            150            (453)            482              578
                                                     --------------  --------------  --------------  --------------   --------------
Net gain (loss) on investment                                 (442)           (723)         (2,145)            458             (921)
Net increase (decrease) in net assets
  resulting from operations                          $        (484)  $        (739)  $      (2,221)  $         411    $        (980)
                                                     ==============  ==============  ==============  ==============   ==============

                                                       TEMPLETON
                                                       DEVELOPING      TEMPLETON       TEMPLETON                          WANGER
                                                        MARKETS         GROWTH       INTERNATIONAL    TECHNOLOGY         FOREIGN
                                                      SECURITIES      SECURITIES      SECURITIES       PORTFOLIO          FORTY
                                                     SUBACCOUNT(13)  SUBACCOUNT(12)  SUBACCOUNT(13)  SUBACCOUNT(7)    SUBACCOUNT(7)
                                                     --------------  --------------  --------------  --------------   --------------
Investment income
                  Distributions                      $         -     $         -     $         -     $         -      $         -
Expenses
                  Mortality, expense risk
                     and administrative charges                 32              96              39              13               25
                                                     --------------  --------------  --------------  --------------   --------------
Net investment income (loss)                                   (32)            (96)            (39)            (13)             (25)
                                                     --------------  --------------  --------------  --------------   --------------
Net realized gain (loss) from share transactions               (19)             57            (206)             (2)             (18)
Net realized gain distribution from Fund             --------------  --------------  --------------  --------------   --------------
Net unrealized appreciation (depreciation)
  on investment                                                (29)            830            (364)           (204)            (298)
                                                     --------------  --------------  --------------  --------------   --------------
Net gain (loss) on investment                                  (48)            887            (570)           (206)            (316)
Net increase (decrease) in net assets
  resulting from operations                          $         (80)  $         791   $        (609)  $        (219)   $        (341)
                                                     ==============  ==============  ==============  ==============   ==============

                                                        WANGER
                                                     INTERNATIONAL                    WANGER U.S.
                                                        SMALL CAP    WANGER TWENTY    SMALL CAP
                                                     SUBACCOUNT(11)  SUBACCOUNT(14)  SUBACCOUNT(7)
                                                     --------------  --------------  --------------
Investment income
                  Distributions                      $         -     $         -     $         -
Expenses
                  Mortality, expense risk
                     and administrative charges                 77             493             384
                                                     -----------------  -----------  --------------
Net investment income (loss)                                   (77)           (493)           (384)
                                                     -----------------  -----------  --------------
Net realized gain (loss) from share transactions                41             244             (14)
Net realized gain distribution from Fund             -----------------  -----------  --------------
Net unrealized appreciation (depreciation)
  on investment                                               (418)          9,530           1,138
                                                     -----------------  -----------  --------------
Net gain (loss) on investment                                 (377)          9,774           1,124
Net increase (decrease) in net assets
  resulting from operations                          $        (454)  $       9,281   $         740
                                                     ==============  ==============  ==============


Footnotes for Statements of Operations
For the period ended December 31, 2001

(1)  From inception May 10, 2001 to December 31, 2001
(2)  From inception May 29, 2001 to December 31, 2001
(3)  From inception June 12, 2001 to December 31, 2001
(4)  From inception June 22, 2001 to December 31, 2001
(5)  From inception June 25, 2001 to December 31, 2001
(6)  From inception June 26, 2001 to December 31, 2001
(7)  From inception July 19, 2001 to December 31, 2001
(8)  From inception July 23, 2001 to December 31, 2001
(9)  From inception July 27, 2001 to December 31, 2001
(10) From inception August 3, 2001 to December 31, 2001
(11) From inception August 10, 2001 to December 31, 2001
(12) From inception August 13, 2001 to December 31, 2001
(13) From inception August 17, 2001 to December 31, 2001
(14) From inception August 24, 2001 to December 31, 2001
(15) From inception September 5, 2001 to December 31, 2001
(16) From inception September 24, 2001 to December 31, 2001


                       See Notes to Financial Statements
                                      SA-4

                       STATEMENTS OF CHANGE IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                                                       PHOENIX-      PHOENIX-DUFF &     PHOENIX-
                                                       PHOENIX-        PHOENIX-        DEUTSCHE       PHELPS REAL       ENGEMANN
                                                       ABERDEEN        DEUTSCHE       NASDAQ-100        ESTATE           CAPITAL
                                                     INTERNATIONAL      DOW 30          INDEX(R)      SECURITIES         GROWTH
                                                     SUBACCOUNT(8)   SUBACCOUNT(3)   SUBACCOUNT(7)   SUBACCOUNT(14)   SUBACCOUNT(6)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $        (451)  $          71   $         (14)  $       2,104    $        (506)
                  Net realized gain (loss)                    (868)             34              (2)            225            1,040
                  Net unrealized appreciation
                     (depreciation)                         (4,205)           (396)           (155)         (4,831)         (11,704)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease)
                     resulting from operations              (5,524)           (291)           (171)         (2,502)         (11,170)
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -               -                -
                  Participant transfers                    103,668          18,208           2,869         143,394          105,068
                  Participant withdrawals                   (4,224)         (1,066)           (187)        (12,798)          (5,453)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions               99,444          17,142           2,682         130,596           99,615
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                             93,920          16,851           2,511         128,094           88,445
NET ASSETS
                  Beginning of period                          -               -               -               -                -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $      93,920   $      16,851   $       2,511   $     128,094    $      88,445
                                                     ==============  ==============  ==============  ==============   ==============

                                                                                        PHOENIX-
                                                                                        GOODWIN
                                                                                      MONEY MARKET
                                                                                      SUBACCOUNT
                                                        PHOENIX-                         WITH          PHOENIX-
                                                     ENGEMANN SMALL    PHOENIX-       GUARANTEED     GOODWIN MULTI-      PHOENIX-
                                                        & MID-CAP    GOODWIN MONEY      MINIMUM       SECTOR FIXED       HOLLISTER
                                                         GROWTH         MARKET          PAYMENT         INCOME         VALUE EQUITY
                                                     SUBACCOUNT(13)  SUBACCOUNT(1)      RIDER(2)      SUBACCOUNT(4)    SUBACCOUNT(5)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $         (61)  $      11,402   $         696   $       8,417    $         380
                  Net realized gain (loss)                     (55)            -               -            (1,149)             277
                  Net unrealized appreciation
                     (depreciation)                             27             -               -            (2,977)         (19,640)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) resulting
                     from operations                           (89)         11,402             696           4,291          (18,983)
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -         7,636,914       5,126,569             -                -
                  Participant transfers                     14,782      (5,797,018)     (3,660,436)        189,927          336,469
                  Participant withdrawals                     (559)       (174,601)       (193,476)        (14,095)         (18,839)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions               14,223       1,665,295       1,272,657         175,832          317,630
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                             14,134       1,676,697       1,273,353         180,123          298,647
NET ASSETS
                  Beginning of period                          -               -               -               -                -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $      14,134   $   1,676,697   $   1,273,353   $     180,123    $     298,647
                                                     ==============  ==============  ==============  ==============   ==============

                                                                      PHOENIX-J.P.
                                                                        MORGAN
                                                                        RESEARCH
                                                                     ENHANCED INDEX
                                                                      SUBACCOUNT
                                                      PHOENIX-J.P.       WITH
                                                         MORGAN       GUARANTEED
                                                        RESEARCH        MINIMUM      PHOENIX-JANUS   PHOENIX-JANUS    PHOENIX-JANUS
                                                     ENHANCED INDEX     PAYMENT       CORE EQUITY   FLEXIBLE INCOME      GROWTH
                                                      SUBACCOUNT(9)     RIDER(5)     SUBACCOUNT(4)   SUBACCOUNT(7)    SUBACCOUNT(10)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $         103   $      (5,337)  $          86   $       4,626    $       (444)
                  Net realized gain (loss)                  (2,360)            841          (1,099)            447          (1,297)
                  Net unrealized appreciation
                     (depreciation)                          8,211         166,412          (5,492)         (5,295)         (4,662)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) resulting
                     from operations                         5,954         161,916          (6,505)           (222)         (6,403)
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -               -               -
                  Participant transfers                    154,643       3,660,436         117,064         215,588         108,989
                  Participant withdrawals                   (6,037)        (90,047)         (5,987)        (18,372)         (7,945)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions              148,606       3,570,389         111,077         197,216         101,044
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                            154,560       3,732,305         104,572         196,994          94,641
NET ASSETS
                  Beginning of period                          -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $     154,560   $   3,732,305   $     104,572   $     196,994    $     94,641
                                                     ==============  ==============  ==============  ==============   ==============

                                                                       PHOENIX-        PHOENIX-
                                                       PHOENIX-        OAKHURST        OAKHURST     PHOENIX-SANFORD  PHOENIX-SANFORD
                                                       OAKHURST         GROWTH         STRATEGIC     BERNSTEIN MID-     BERNSTEIN
                                                       BALANCED       AND INCOME      ALLOCATION       CAP VALUE     SMALL-CAP VALUE
                                                     SUBACCOUNT(3)   SUBACCOUNT(8)   SUBACCOUNT(5)   SUBACCOUNT(7)    SUBACCOUNT(15)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $         598   $         (32)  $       2,163   $         827    $         167
                  Net realized gain (loss)                     548            (782)            492           1,003              720
                  Net unrealized appreciation
                    (depreciation)                          (1,174)            667          (4,108)          8,575              854
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) resulting
                     from operations                           (28)           (147)         (1,453)         10,405            1,741
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -               -                -
                  Participant transfers                     76,507          69,226         261,680         224,311           41,663
                  Participant withdrawals                   (4,101)         (4,804)        (17,399)        (18,331)          (2,950)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions               72,406          64,422         244,281         205,980           38,713
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                             72,378          64,275         242,828         216,385           40,454
NET ASSETS
                  Beginning of period                          -               -               -               -                -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $      72,378   $      64,275   $     242,828   $     216,385    $      40,454
                                                     ==============  ==============  ==============  ==============   ==============

                       See Notes to Financial Statements
                                      SA-5

                       STATEMENTS OF CHANGE IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                                                                     ALGER AMERICAN                   FEDERATED FUND
                                                                     PHOENIX-SENECA     LEVERAGED     DEUTSCHE VIT      FOR U.S.
                                                     PHOENIX-SENECA     STRATEGIC         ALLCAP         EAFE(R)       GOVERNMENT
                                                     MID-CAP GROWTH      THEME          PORTFOLIO    EQUITY INDEX     SECURITIES II
                                                      SUBACCOUNT(5)   SUBACCOUNT(4)   SUBACCOUNT(5)  SUBACCOUNT(7)    SUBACCOUNT(4)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $        (414)  $        (172)  $        (917)  $         (34)   $      (2,096)
                  Net realized gain (loss)                    (350)            (77)           (167)              1           (1,135)
                  Net unrealized appreciation
                     (depreciation)                         (7,235)         (3,279)         (3,210)            (26)           5,004
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) resulting
                     from operations                        (7,999)         (3,528)         (4,294)            (59)           1,773
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -               -                -
                  Participant transfers                     97,709          39,489         224,595           9,267          455,089
                  Participant withdrawals                   (5,566)         (2,186)        (20,880)           (287)         (27,186)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions               92,143          37,303         203,715           8,980          427,903
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                             84,144          33,775         199,421           8,921          429,676
NET ASSETS
                  Beginning of period                          -               -               -               -                -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $      84,144   $      33,775   $     199,421   $       8,921    $     429,676
                                                     ==============  ==============  ==============  ==============   ==============

                                                        FEDERATED         VIP                                           VIP GROWTH
                                                      HIGH  INCOME   CONTRAFUND(R)   OPPORTUNITIES    VIP GROWTH      MUTUAL SHARES
                                                      BOND FUND II     PORTFOLIO       PORTFOLIO       PORTFOLIO       SECURITIES
                                                     SUBACCOUNT(7)   SUBACCOUNT(15)  SUBACCOUNT(8)   SUBACCOUNT(16)   SUBACCOUNT(7)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $         (42)  $         (16)  $         (76)  $         (47)   $         (59)
                  Net realized gain (loss)                    (362)           (873)         (1,692)            (24)          (1,499)
                  Net unrealized appreciation
                     (depreciation)                            (80)            150            (453)            482              578
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) resulting
                     from operations                          (484)           (739)         (2,221)            411             (980)
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -               -                -
                  Participant transfers                     10,589           4,307          12,640          36,327           14,374
                  Participant withdrawals                     (935)            728             977          (4,548)           1,153
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions                9,654           5,035          13,617          31,779           15,527
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                              9,170           4,296          11,396          32,190           14,547
NET ASSETS
                  Beginning of period                          -               -               -               -                -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $       9,170   $       4,296         11,396    $      32,190    $      14,547
                                                     ==============  ==============  ==============  ==============   ==============

                                                        TEMPLETON
                                                       DEVELOPING      TEMPLETON       TEMPLETON                         WANGER
                                                         MARKETS        GROWTH       INTERNATIONAL                      FOREIGN
                                                       SECURITIES     SECURITIES      SECURITIES      TECHNOLOGY         FORTY
                                                     SUBACCOUNT(13)   SUBACCOUNT(12)  SUBACCOUNT(13)   PORTFOLIO       SUBACCOUNT(7)
                                                     --------------  --------------  --------------  --------------   --------------
FROM OPERATIONS
                  Net investment income (loss)       $         (32)  $         (96)  $         (39)  $         (13)   $         (25)
                  Net realized gain (loss)                     (19)             57            (206)             (2)             (18)
                  Net unrealized appreciation
                     (depreciation)                            (29)            830            (364)           (204)            (298)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) resulting
                     from operations                           (80)            791            (609)           (219)            (341)
                                                     --------------  --------------  --------------  --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -               -                -
                  Participant transfers                      7,391          40,925          11,698           2,869            5,078
                  Participant withdrawals                     (287)         (3,610)           (432)           (187)            (406)
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions                7,104          37,315          11,266           2,682            4,672
                                                     --------------  --------------  --------------  --------------   --------------
                  Net increase (decrease) in
                     net assets                              7,024          38,106          10,657           2,463            4,331
NET ASSETS
                  Beginning of period                          -               -               -               -                -
                                                     --------------  --------------  --------------  --------------   --------------
                  End of period                      $       7,024   $      38,106   $      10,657   $       2,463    $       4,331
                                                     ==============  ==============  ==============  ==============   ==============

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGE IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)



                                                         WANGER
                                                     INTERNATIONAL                    WANGER U.S.
                                                       SMALL CAP     WANGER TWENTY    SMALL CAP
                                                     SUBACCOUNT(11)  SUBACCOUNT(14)  SUBACCOUNT(7)
                                                     --------------  --------------  --------------
FROM OPERATIONS
                  Net investment income (loss)       $         (77)  $        (493)  $        (384)
                  Net realized gain (loss)                      41             244             (14)
                  Net unrealized appreciation
                     (depreciation)                           (418)          9,530           1,138
                                                     --------------  --------------  --------------
                  Net increase (decrease) resulting
                     from operations                          (454)          9,281             740
                                                     --------------  --------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
                  Participant deposits                         -               -               -
                  Participant transfers                     36,037         115,103         119,403
                  Participant withdrawals                   (3,451)        (10,164)         (8,675)
                                                     --------------  --------------  --------------
                  Net increase (decrease) in net
                     assets resulting from
                     participant transactions               32,586         104,939         110,728
                                                     --------------  --------------  --------------
                  Net increase (decrease) in
                     net assets                             32,132         114,220         111,468
NET ASSETS
                 Beginning of period                           -               -               -
                                                     --------------  --------------  --------------
                 End of period                       $      32,132   $     114,220   $     111,468
                                                     ==============  ==============  ==============



Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1)  From inception May 10, 2001 to December 31, 2001
(2)  From inception May 29, 2001 to December 31, 2001
(3)  From inception June 12, 2001 to December 31, 2001
(4)  From inception June 22, 2001 to December 31, 2001
(5)  From inception June 25, 2001 to December 31, 2001
(6)  From inception June 26, 2001 to December 31, 2001
(7)  From inception July 19, 2001 to December 31, 2001
(8)  From inception July 23, 2001 to December 31, 2001
(9)  From inception July 27, 2001 to December 31, 2001
(10) From inception August 3, 2001 to December 31, 2001
(11) From inception August 10, 2001 to December 31, 2001
(12) From inception August 13, 2001 to December 31, 2001
(13) From inception August 17, 2001 to December 31, 2001
(14) From inception August 24, 2001 to December 31, 2001
(15) From inception September 5, 2001 to December 31, 2001
(16) From inception September 24, 2001 to December 31, 2001


                       See Notes to Financial Statements

                             PHOENIX INCOME CHOICE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

PHL Variable Accumulation Account (Phoenix Income Choice(SM)) (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix") (See Note 9). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include the The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable.

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen International Series                              High total return consistent with reasonable risk.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                   Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                  Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers          Track the total return of the Dow Jones Industrial
Trust Dow 30 Series)                                               Average(SM) before fund expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly,             Track the total return of the Nasdaq-100 Index(R) before fund
Phoenix-Bankers Trust Nasdaq-100(R) Series)                        expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                Capital appreciation and income with approximately equal
                                                                   emphasis.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series (see Note 10)               Intermediate and long-term growth of capital, with income
                                                                   as a secondary consideration.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series (see Note 10)                  Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                     Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series (see Note 10)        High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                High level of current income consistent with capital preservation and liquidity.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   Long-term total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Hollister Value Equity Series                              Long-term capital appreciation and a secondary investment
                                                                   objective of current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                 High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus          Long-term growth of capital.
Equity Income Series) (see Note 10)
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                               Maximum total return consistent with the preservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Growth Series (see Note 10)                          Long-term capital growth in a manner consistent with the
                                                                   preservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                          Long-term growth of capital and future income rather than
                                                                   current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                 Long-term growth of capital and secondarily to provide reasonable current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Value Series                                           Capital appreciation and reasonable income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                         Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 10)                     Reasonable income, long-term capital growth and conservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                          Dividend growth, current income and capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series (see Note 10)         High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------ ----------------------------------------------------------------

                             PHOENIX INCOME CHOICE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                      Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     Long-term capital appreciation with current income as the
                                                                   secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              Long-term appreciation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 Growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Value Fund                                                Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                             Replicate, before expenses, the performance of the Morgan
                                                                   Stanley Capital International EAFE(R) Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                 Replicate, before expenses, the performance of the Standard
                                                                   & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II (see Note 10)     Current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated High Income Bond Fund II                                 High current income.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                                        Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                                 Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Portfolio                                               Capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Mutual Shares Securities Fund                                      Capital appreciation with income as a secondary objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Asset Strategy Fund                                      High level of total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Developing Markets Securities Fund                       Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Growth Securities Fund                                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton International Securities Fund                            Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Technology Portfolio                                               Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Foreign Forty                                               Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger International Small Cap                                     Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Twenty                                                      Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger U.S. Small Cap                                              Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                             PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:


SUBACCOUNT                                                                       PURCHASES      SALES
----------                                                                       ---------      -----
The Phoenix Edge Series Fund
     Phoenix-Aberdeen International Series(8)                                   $  111,163   $   12,067
     Phoenix-Deutsche Dow 30 Series(3)                                              26,420        9,153
     Phoenix-Deutsche Nasdaq-100 Index(R)Series(7)                                   2,682           11
     Phoenix-Duff & Phelps Real Estate Securities Series(14)                       140,935        8,098
     Phoenix-Engemann Capital Growth Series(6)                                     106,275        5,799
     Phoenix-Engemann Nifty Fifty Series                                             3,467        3,340
     Phoenix-Engemann Small & Mid-Cap Growth Series(13)                             14,659          482
     Phoenix-Goodwin Money Market Series(1)                                      8,307,428    6,629,265
     Phoenix-Goodwin Money Market Series with Guaranteed Minimum
       Payment Rider(2)                                                          4,778,343    3,503,390
     Phoenix-Goodwin Multi-Sector Fixed Income Series(4)                           265,975       81,492
     Phoenix-Hollister Value Equity Series(5)                                      373,817       54,908
     Phoenix-J.P. Morgan Research Enhanced Index Series(9)                         262,475      113,592
     Phoenix-J.P. Morgan Research Enhanced Index Series with Guaranteed
       Minimum Payment Rider(5)                                                  3,609,700       37,490
     Phoenix-Janus Core Equity Series(4)                                           125,044       13,765
     Phoenix-Janus Flexible Income Series(7)                                       289,287       85,540
     Phoenix-Janus Growth Series(10)                                               128,340       27,638
     Phoenix-Oakhurst Balanced Series(3)                                            97,379       23,754
     Phoenix-Oakhurst Growth and Income Series(8)                                   94,671       30,211
     Phoenix-Oakhurst Strategic Allocation Series(5)                               257,441        9,811
     Phoenix-Sanford Bernstein Mid-Cap Value Series(7)                             218,854       10,899
     Phoenix-Sanford Bernstein Small-Cap Value Series(15)                           50,097       10,736
     Phoenix-Seneca Mid-Cap Growth Series(5)                                       107,606       15,785
     Phoenix-Seneca Strategic Theme Series(4)                                       41,904        4,445

The Alger American Fund
     Alger American Leveraged AllCap Portfolio(5)                                  206,082        3,055

Deutsche Asset Management VIT Funds
     Deutsche VIT EAFE(R) Equity Index Fund(7)                                       9,047           92

Federated Insurance Series
     Federated Fund for U.S. Government Securities II(4)                           564,520      138,131
     Federated High Income Bond Fund II(7)                                          20,201       10,579

Fidelity(R) Variable Insurance Products
     VIP Contrafund(R)Portfolio(15)                                                 15,910       10,887
     VIP Growth Opportunities Portfolio(8)                                          28,058       14,503
     VIP Growth Portfolio(16)                                                       35,462        3,699

Franklin Templeton Variable Insurance Products Trust--Class 2
     Mutual Shares Securities Fund(7)                                               29,840       14,356
     Templeton Developing Markets Securities Fund(13)                                7,330          250
     Templeton Growth Securities Fund(12)                                           54,110       16,852
     Templeton International Securities Fund(13)                                    16,356        5,117

The Universal Institutional Funds, Inc.
     Technology Portfolio(7)                                                         2,682           11

Wanger Advisors Trust
     Wanger Foreign Forty(7)                                                         4,852          201
     Wanger International Small Cap(11)                                             35,487        2,947
     Wanger Twenty(14)                                                             110,119        5,539
     Wanger U.S. Small Cap(7)                                                      115,379        4,920

     (1)  From inception May 10, 2001 to December 31, 2001
     (2)  From inception May 29, 2001 to December 31, 2001
     (3)  From inception June 12, 2001 to December 31, 2001
     (4)  From inception June 22, 2001 to December 31, 2001
     (5)  From inception June 25, 2001 to December 31, 2001
     (6)  From inception June 26, 2001 to December 31, 2001
     (7)  From inception July 19, 2001 to December 31, 2001
     (8)  From inception July 23, 2001 to December 31, 2001
     (9)  From inception July 27, 2001 to December 31, 2001
     (10) From inception August 3, 2001 to December 31, 2001
     (11) From inception August 10, 2001 to December 31, 2001
     (12) From inception August 13, 2001 to December 31, 2001
     (13) From inception August 17, 2001 to December 31, 2001
     (14) From inception August 24, 2001 to December 31, 2001
     (15) From inception September 5, 2001 to December 31, 2001
     (16) From inception September 24, 2001 to December 31, 2001


                            PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

 NOTE 4--FINANCIAL HIGHLIGHTS
      A summary of Financial Highlights of the Account for the period ended December 31, 2001, follows:

                                                                               PERIOD ENDED
                                                                                 12/31/01
                                                                               ------------
 THE PHOENIX EDGE SERIES:
 PHOENIX-ABERDEEN INTERNATIONAL SERIES(8)
 Units                                                                             51,293
 Unit Value, end of period                                                      $1.831030
 Net assets, end of period (thousands)                                                $94
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.26%)(17)
 Total return                                                                     (3.97%)

 PHOENIX-DEUTSCHE DOW 30 SERIES(3)
 Units                                                                              8,955
 Unit Value, end of period                                                      $1.881746
 Net assets, end of period (thousands)                                                $17
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 1.20%(17)
 Total return                                                                     (2.27%)

 PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(7)
 Units                                                                              1,342
 Unit Value, end of period                                                      $1.871570
 Net assets, end of period (thousands)                                                 $3
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.30%)(17)
 Total return                                                                     (6.34%)

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(14)
 Units                                                                             62,114
 Unit Value, end of period                                                      $2.062236
 Net assets, end of period (thousands)                                               $128
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 5.53%(17)
 Total return                                                                     (3.42%)

 PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(6)
 Units                                                                             50,839
 Unit Value, end of period                                                      $1.739675
 Net assets, end of period (thousands)                                                $88
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.26%)(17)
 Total return                                                                    (14.56%)


 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(13)
 Units                                                                              7,966
 Unit Value, end of period                                                      $1.774291
 Net assets, end of period (thousands)                                                $14
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.27%)(17)
 Total return                                                                     (0.28%)


 PHOENIX-GOODWIN MONEY MARKET SERIES(1)
 Units                                                                            829,180
 Unit Value, end of period                                                      $2.022115
 Net assets, end of period (thousands)                                             $1,677
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 1.51%(17)
 Total return                                                                       1.11%

                            PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

 NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               PERIOD ENDED
                                                                                 12/31/01
                                                                               ------------
 PHOENIX-GOODWIN MONEY MARKET SERIES WITH GUARANTEED MINIMUM PAYMENT RIDER(2)
 Units                                                                            634,420
 Unit Value, end of period                                                      $2.007114
 Net assets, end of period (thousands)                                             $1,273
 Expenses as a % of average net assets                                              2.25%(17)
 Net investment income as a % of average net assets                                 0.19%(17)
 Total return                                                                       0.36%

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
 Units                                                                             88,108
 Unit Value, end of period                                                      $2.044343
 Net assets, end of period (thousands)                                               $180
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                11.56%(17)
 Total return                                                                       2.60%

 PHOENIX-HOLLISTER VALUE EQUITY SERIES(5)
 Units                                                                            165,518
 Unit Value, end of period                                                      $1.804317
 Net assets, end of period (thousands)                                               $299
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 0.31%(17)
 Total return                                                                     (9.02%)

 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(9)
 Units                                                                             81,674
 Unit Value, end of period                                                      $1.892401
 Net assets, end of period (thousands)                                               $155
 Expenses as a % of average net assets                                              2.25%(17)
 Net investment income as a % of average net assets                                 0.21%(17)
 Total return                                                                     (5.11%)

 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES WITH GUARANTEED MINIMUM(5)
 Units                                                                          1,983,081
 Unit Value, end of period                                                      $1.882074
 Net assets, end of period (thousands)                                             $3,732
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (0.70%)(17)
 Total return                                                                     (7.33%)

 PHOENIX-JANUS CORE EQUITY SERIES(4)
 Units                                                                             55,450
 Unit Value, end of period                                                      $1.885879
 Net assets, end of period (thousands)                                               $105
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 0.18%(17)
 Total return                                                                     (6.82%)

 PHOENIX-JANUS FLEXIBLE INCOME SERIES(7)
 Units                                                                             95,552
 Unit Value, end of period                                                      $2.061642
 Net assets, end of period (thousands)                                               $197
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 7.02%(17)
 Total return                                                                       2.08%

                            PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

 NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               PERIOD ENDED
                                                                                 12/31/01
                                                                               ------------
 PHOENIX-JANUS GROWTH SERIES(10)
 Units                                                                             53,990
 Unit Value, end of period                                                      $1.752936
 Net assets, end of period (thousands)                                                $95
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.27%)(17)
 Total return                                                                    (10.52%)

 PHOENIX-OAKHURST BALANCED SERIES(3)
 Units                                                                             36,016
 Unit Value, end of period                                                      $2.009614
 Net assets, end of period (thousands)                                                $72
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 1.80%(17)
 Total return                                                                     (1.14%)

 PHOENIX-OAKHURST GROWTH AND INCOME SERIES(8)
 Units                                                                             33,813
 Unit Value, end of period                                                      $1.900900
 Net assets, end of period (thousands)                                                $64
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (0.16%)(17)
 Total return                                                                     (4.85%)

 PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(5)
 Units                                                                            120,852
 Unit Value, end of period                                                      $2.009307
 Net assets, end of period (thousands)                                               $243
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 2.34%(17)
 Total return                                                                     (0.72%)

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(7)
 Units                                                                             96,608
 Unit Value, end of period                                                      $2.239820
 Net assets, end of period (thousands)                                               $216
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 1.40%(17)
 Total return                                                                       6.86%

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(15)
 Units                                                                             19,125
 Unit Value, end of period                                                      $2.115260
 Net assets, end of period (thousands)                                                $40
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                                 3.03%(17)
 Total return                                                                       1.04%

 PHOENIX-SENECA MID-CAP GROWTH SERIES(5)
 Units                                                                             49,897
 Unit Value, end of period                                                      $1.686345
 Net assets, end of period (thousands)                                                $84
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.26%)(17)
 Total return                                                                    (13.48%)

                            PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

 NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               PERIOD ENDED
                                                                                 12/31/01
                                                                               ------------
 PHOENIX-SENECA STRATEGIC THEME SERIES(4)
 Units                                                                             20,499
 Unit Value, end of period                                                      $1.647637
 Net assets, end of period (thousands)                                                $34
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.25%)(17)
 Total return                                                                    (17.70%)

 THE ALGER AMERICAN FUND:
 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
 Units                                                                            106,464
 Unit Value, end of period                                                      $1.873135
 Net assets, end of period (thousands)                                               $199
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.28%)(17)
 Total return                                                                     (7.82%)

 DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
 DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND(7)
 Units                                                                              5,016
 Unit Value, end of period                                                      $1.778749
 Net assets, end of period (thousands)                                                 $9
 Expenses as a % of average net assets                                              1.25%
 Net investment income as a % of average net assets                               (1.27%)(17)
 Total return                                                                     (6.37%)(17)
                                                                                  (6.37)
 FEDERATED INSURANCE SERIES:
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
 Units                                                                            208,725
 Unit Value, end of period                                                      $2.058578
 Net assets, end of period (thousands)                                               $430
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.27%)(17)
 Total return                                                                       2.66%

 FEDERATED HIGH INCOME BOND FUND II(7)
 Units                                                                              4,640
 Unit Value, end of period                                                      $1.976301
 Net assets, end of period (thousands)                                                 $9
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.24%)(17)
 Total return                                                                     (0.05%)

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
 VIP CONTRAFUND(R) PORTFOLIO(15)
 Units                                                                              2,224
 Unit Value, end of period                                                      $1.931642
 Net assets, end of period (thousands)                                                 $4
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.29%)(17)
 Total return                                                                       3.43%

 VIP GROWTH OPPORTUNITIES PORTFOLIO(8)
 Units                                                                              6,029
 Unit Value, end of period                                                      $1.890201
 Net assets, end of period (thousands)                                                $11
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.28%)(17)
 Total return                                                                     (4.36%)


                            PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

 NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                               PERIOD ENDED
                                                                                 12/31/01
                                                                               ------------
 VIP GROWTH PORTFOLIO(16)
 Units                                                                             17,477
 Unit Value, end of period                                                      $1.841830
 Net assets, end of period (thousands)                                                $32
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.30%)(17)
 Total return                                                                      24.40%

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2:
 MUTUAL SHARES SECURITIES FUND(7)
 Units                                                                              7,453
 Unit Value, end of period                                                      $1.951757
 Net assets, end of period (thousands)                                                $15
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.28%)(17)
 Total return                                                                     (4.52%)

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND(13)
 Units                                                                              3,781
 Unit Value, end of period                                                      $1.857729
 Net assets, end of period (thousands)                                                 $7
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.28%)(17)
 Total return                                                                     (0.89%)

 TEMPLETON GROWTH SECURITIES FUND(12)
 Units                                                                             19,339
 Unit Value, end of period                                                      $1.970411
 Net assets, end of period (thousands)                                                $38
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.31%)(17)
 Total return                                                                       3.07%

 TEMPLETON INTERNATIONAL SECURITIES FUND(13)
 Units                                                                              5,826
 Unit Value, end of period                                                      $1.829155
 Net assets, end of period (thousands)                                                $11
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.26%)(17)
 Total return                                                                     (7.19%)

 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
 TECHNOLOGY PORTFOLIO(7)
 Units                                                                             1,378
 Unit Value, end of period                                                      $1.787116
 Net assets, end of period (thousands)                                                 $2
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.23%)(17)
 Total return                                                                     (8.16%)

 WANGER ADVISORS TRUST:
 WANGER FOREIGN FORTY(7)
 Units                                                                              2,516
 Unit Value, end of period                                                      $1.721738
 Net assets, end of period (thousands)                                                 $4
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.26%)(17)
 Total return                                                                     (6.97%)

                            PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

 NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               PERIOD ENDED
                                                                                 12/31/01
                                                                               ------------
 WANGER INTERNATIONAL SMALL CAP(11)
 Units                                                                             18,906
 Unit Value, end of period                                                      $1.699564
 Net assets, end of period (thousands)                                                $32
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.25%)(17)
 Total return                                                                     (7.86%)

 WANGER TWENTY(14)
 Units                                                                             52,856
 Unit Value, end of period                                                      $2.160987
 Net assets, end of period (thousands)                                               $114
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.32%)(17)
 Total return                                                                       8.60%

 WANGER U.S. SMALL CAP(7)
 Units                                                                             55,179
 Unit Value, end of period                                                      $2.020119
 Net assets, end of period (thousands)                                               $111
 Expenses as a % of average net assets                                              1.25%(17)
 Net investment income as a % of average net assets                               (1.26%)(17)
 Total return                                                                     (2.20%)




(1) From inception May 10, 200 to December 31, 2001
(2) From inception May 29, 2001 to December 31, 2001
(3) From inception June 12, 2001 to December 31, 2001
(4) From inception June 22, 2001 to December 31, 2001
(5) From inception June 25, 2001 to December 31, 2001
(6) From inception June 26, 2001 to December 31, 2001
(7) From inception July 19, 2001 to December 31, 2001
(8) From inception July 23, 2001 to December 31, 2001
(9) From inception July 27, 2001 to December 31, 2001
(10) From inception August 3, 2001 to December 31, 2001
(11) From inception August 10, 2001 to December 31, 2001
(12) From inception August 13, 2001 to December 31, 2001
(13) From inception August 17, 2001 to December 31, 2001
(14) From inception August 24, 2001 to December 31, 2001
(15) From inception September 5, 2001 to December 31, 2001
(16) From inception September 24, 2001 to December 31, 2001
(17) Annualized

                            PHOENIX INCOME CHOICE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Participant Accumulation Unit Transactions for the period ended December 31, 2001 (in units)

                                                                      SUBACCOUNT
                     ---------------------------------------------------------------------------------------------------------------
                                                                                                                          PHOENIX-
                                                                                                                          GOODWIN
                                                                                              PHOENIX-                  MONEY MARKET
                                                   PHOENIX-       PHOENIX-      PHOENIX-      ENGEMANN      PHOENIX-    SERIES WITH
                       PHOENIX-      PHOENIX-      DEUTSCHE    DUFF & PHELPS    ENGEMANN       SMALL &      GOODWIN      GUARANTEED
                       ABERDEEN      DEUTSCHE     NASDAQ-100    REAL ESTATE     CAPITAL        MID-CAP       MONEY        MINIMUM
                     INTERNATIONAL    DOW 30       INDEX(R)     SECURITIES      GROWTH         GROWTH        MARKET       PAYMENT
                       SERIES(8)     SERIES(3)     SERIES(7)     SERIES(14)    SERIES(6)     SERIES(13)    SERIES(1)      RIDER(2)
                     ------------- ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period          --            --            --            --             --            --            --           --
Participant deposits           --            --            --            --             --            --     3,661,123    2,457,668
Participant transfers      55,138         9,525         1,507        67,615         54,836         8,416    (2,793,858)  (1,730,496)
Participant
  withdrawals              (3,845)         (570)         (165)       (5,501)        (3,997)         (451)      (38,085)     (92,752)
                     ---------------------------------------------------------------------------------------------------------------
Units outstanding,
  end of period            51,293         8,955         1,342        62,114         50,839         7,965       829,180      634,420
                     ===============================================================================================================
                                                                PHOENIX-J.P
                                                                  MORGAN
                                                                 RESEARCH
                        PHOENIX-                 PHOENIX-J.P  ENHANCED INDEX
                        GOODWIN       PHOENIX-     MORGAN      SERIES WITH                   PHOENIX-
                      MULTI-SECTOR   HOLLISTER    RESEARCH      GUARANTEED      PHOENIX-      JANUS        PHOENIX-      PHOENIX-
                         FIXED         VALUE      ENHANCED       MINIMUM         JANUS       FLEXIBLE       JANUS        OAKHURST
                        INCOME        EQUITY       INDEX         PAYMENT      CORE EQUITY     INCOME        GROWTH       BALANCED
                       SERIES(4)     SERIES(5)    SERIES(9)      RIDER(5)      SERIES(4)     SERIES(7)    SERIES(10)     SERIES(3)
                     ------------- ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period          --            --            --            --             --            --            --           --
Participant deposits           --            --            --            --             --            --            --           --
Participant transfers      99,719       176,592        92,364     2,037,966         59,073       111,063        59,327       38,090
Participant
  withdrawals             (11,611)      (11,074)      (10,690)      (54,885)        (3,623)      (15,511)       (5,337)      (2,074)
                     ---------------------------------------------------------------------------------------------------------------
Units outstanding,
  end of period            88,108       165,518        81,674     1,983,081         55,450        95,552        53,990       36,016
                     ===============================================================================================================
                                                   PHOENIX-       PHOENIX-
                       PHOENIX-      PHOENIX       SANFORD        SANFORD       PHOENIX-     PHOENIX-        ALGER      DEUTSCHE VIT
                       OAKHURST      OAKHURST     BERNSTEIN      BERNSTEIN       SENECA      SENECA         AMERICAN       EAFE(R)
                      GROWTH AND     STRATEGIC     MID-CAP       SMALL-CAP       MID-CAP    STRATEGIC      LEVERAGED       EQUITY
                        INCOME      ALLOCATION      VALUE         VALUE          GROWTH       THEME          ALLCAP        INDEX
                       SERIES(8)     SERIES(5)     SERIES(7)     SERIES(15)     SERIES(5)    SERIES(4)    PORTFOLIO(5)     FUND(7)
                     ------------- ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period          --            --            --            --             --            --            --           --
Participant deposits           --            --            --            --             --            --            --           --
Participant transfers      36,605       129,744       103,959        20,541         53,568        23,736       121,834        5,208
Participant
  withdrawals              (2,792)       (8,892)       (7,351)       (1,416)        (3,671)       (3,237)      (15,370)        (192)
                     ---------------------------------------------------------------------------------------------------------------
Units outstanding,
  end of period            33,813       120,852        96,608        19,125         49,897        20,499       106,464        5,016
                     ===============================================================================================================

                       FEDERATED     FEDERATED                                                             TEMPLETON
                     FUND FOR U.S.     HIGH                                                   MUTUAL       DEVELOPING    TEMPLETON
                      GOVERNMENT      INCOME          VIP       VIP GROWTH       VIP          SHARES        MARKETS        GROWTH
                      SECURITIES       BOND      CONTRAFUND(R) OPPORTUNITIES    GROWTH      SECURITIES     SECURITIES    SECURITIES
                         II(4)       FUND II(7)  PORTFOLIO(15) PORTFOLIO(8)  PORTFOLIO(16)    FUND(7)       FUND(13)      FUND(12)
                     ------------- ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period          --            --            --            --             --            --            --           --
Participant deposits           --            --            --            --             --            --            --           --
Participant transfers     223,936         9,952         1,780         5,366         20,674         6,916         6,140       23,047
Participant
  withdrawals             (15,211)       (5,312)          444           663         (3,197)          537        (2,359)      (3,708)
                     ---------------------------------------------------------------------------------------------------------------
Units outstanding,
  end of period           208,725         4,640         2,224         6,029         17,477         7,453         3,781       19,339
                     ===============================================================================================================

                       TEMPLETON
                     INTERNATIONAL                  WANGER         WANGER
                      SECURITIES    TECHNOLOGY     FOREIGN     INTERNATIONAL     WANGER      WANGER U.S.
                       FUND(13)    PORTFOLIO(7)    FORTY(7)      SMALL CAP(11) TWENTY(14)    SMALL CAP(7)
                     ------------- ------------- ------------- ------------- -------------- -------------
Units outstanding,
  beginning of period          --            --            --            --             --            --
Participant deposits           --            --            --            --             --            --
Participant transfers       9,002         1,565         2,770        22,383         57,835        59,012
Participant
  withdrawals              (3,176)         (187)         (254)       (3,477)        (4,979)       (3,833)
                     ------------------------------------------------------------------------------------
Units outstanding,
  end of period             5,826         1,378         2,516        18,906         52,856        55,179
                     ====================================================================================

(1)  From inception May 10, 2001 to December 31, 2001
(2)  From inception May 29, 2001 to December 31, 2001
(3)  From inception June 12, 2001 to December 31, 2001
(4)  From inception June 22, 2001 to December 31, 2001
(5)  From inception June 25, 2001 to December 31, 2001
(6)  From inception June 26, 2001 to December 31, 2001
(7)  From inception July19, 2001 to December 31, 2001
(8)  From inception July 23, 2001 to December 31, 2001
(9)  From inception July 27, 2001 to December 31, 2001
(10) From inception August 3, 2001 to December 31, 2001
(11) From inception August 10, 2001 to December 31, 2001
(12) From inception August 13, 2001 to December 31, 2001
(13) From inception August 17, 2001 to December 31, 2001
(14) From inception August 24, 2001 to December 31, 2001
(15) From inception September 5, 2001 to December 31, 2001
(16) From inception September 24, 2001 to December 31, 2001

                            PHOENIX INCOME CHOICE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. We make a daily deduction for the risk and administrative fee for the variable accumulation account and the rider, based on an annual rate of up to 1.25% and 2.25% respectively, which is taken from the daily net assets of the subaccount.

   As compensation for administrative services provided to the Account, PHL Variable generally deducts up to a maximum of $24 per annuity payment. Such costs aggregated $0, during the year ended December 31, 2001.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0 for the year ended December 31, 2001.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

   On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

   On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

   Merging Series                                                 Surviving Series
   --------------                                                 ----------------
   Phoenix-Engemann Nifty Fifty Series                            Phoenix-Engemann Capital Growth Series
   Phoenix-Janus Core Equity Series                               Phoenix-Janus Growth Series
   Phoenix-Oakhurst Balanced Series                               Phoenix-Oakhurst Strategic Allocation Series

   If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

   On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                             PHOENIX INCOME CHOICE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

   The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[Logo]PRICEWATERHOUSECOOPERS


To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (Phoenix Income Choice(SM)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Income Choice(sm) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachussetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachussetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

------------------

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2001 AND 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Report of Independent Accountants............................................F-3

Balance Sheets...............................................................F-4

Statements of Income, Comprehensive Income and Equity........................F-5

Statements of Cash Flows.....................................................F-6

Notes to Financial Statements.........................................F-7 - F-21

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2002

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                               ------------------------------------
                                                                                    2001                2000
                                                                               ----------------    ----------------
                                                                               (IN THOUSANDS, EXCEPT SHARE DATA)
ASSETS:
Investments:
     Held-to-maturity debt securities, at amortized cost                          $        -          $     13,697
     Available-for-sale debt securities, at fair value                                 786,266             144,217
     Policy loans, at unpaid principal                                                     896                 710
     Short-term investments, at amortized cost                                           3,114                 -
     Other invested assets                                                               2,397               1,618
                                                                               ----------------    ----------------
         Total investments                                                             792,673             160,242
Cash and cash equivalents                                                              171,444              80,779
Accrued investment income                                                                5,787               1,381
Deferred policy acquisition costs                                                      164,987              84,842
Deferred and uncollected premiums                                                        7,605               6,790
Other assets                                                                            22,491               1,942
Goodwill, net                                                                              247                 349
Separate account assets                                                              1,539,476           1,321,582
                                                                               ----------------    ----------------

         Total assets                                                             $  2,704,710        $  1,657,907
                                                                               ================    =================

LIABILITIES:
     Policyholder deposit funds                                                   $    865,970        $    195,393
     Policy liabilities and accruals                                                    47,131              24,062
     Deferred income taxes                                                              27,426               3,784
     Other liabilities                                                                  25,712              18,898
     Separate account liabilities                                                    1,534,345           1,321,582
                                                                               ----------------    ----------------

         Total liabilities                                                           2,500,584           1,563,719
                                                                               ----------------    ----------------
Commitments and contingencies (Note 13)

EQUITY:
     Common stock, $5,000 par value (1,000
         shares authorized, 500 shares issued and outstanding)                           2,500               2,500
     Additional paid-in capital                                                        184,864              79,864
     Retained earnings                                                                  14,803              11,553
     Accumulated other comprehensive income                                              1,959                 271
                                                                               ----------------    ----------------

         Total equity                                                                  204,126              94,188
                                                                               ----------------    ----------------

         Total liabilities and equity                                             $  2,704,710        $  1,657,907
                                                                               ================    ================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------  ---------------  ---------------
                                                                                    (IN THOUSANDS)
REVENUES:
     Premiums                                                           $   5,129        $   6,168        $   9,838
     Insurance and investment product fees                                 32,379           30,098           20,618
     Net investment income                                                 30,976            9,197            3,871
     Net realized investment (losses) gains                                (1,196)             116               27
                                                                   ---------------  ---------------  ---------------
         Total revenues                                                    67,288           45,579           34,354
                                                                   ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
     Policy benefits and increase in policy liabilities                    39,717           17,056            9,248
     Amortization of deferred policy acquisition costs                      8,477           15,765            4,747
     Other operating expenses                                              15,305           14,006           11,130
                                                                   ---------------  ---------------  ---------------
         Total benefits and expenses                                       63,499           46,827           25,125
                                                                   ---------------  ---------------  ---------------

INCOME (LOSS) BEFORE INCOME TAXES                                           3,789           (1,248)           9,229

Income tax expense (benefit)                                                  539           (1,263)           3,230
                                                                   ---------------  ---------------  ---------------
NET INCOME                                                                  3,250               15            5,999
                                                                   ---------------  ---------------  ---------------

Other comprehensive income (loss), net of income taxes
    Unrealized gain on security transfer from
       held-to-maturity to available-for-sale                                 359              -                -
     Unrealized gains (losses) on securities                                2,155            1,002             (915)
     Unrealized losses on derivatives                                        (334)             -                -
    Reclassification adjustment for net realized
       gains included in net income                                          (492)             (18)              (5)
                                                                   ---------------  ---------------  ---------------
         Total other comprehensive income (loss)                            1,688              984             (920)
                                                                   ---------------  ---------------  ---------------

Comprehensive income                                                        4,938              999            5,079
Capital contributions                                                     105,000           15,000           29,000
                                                                   ---------------  ---------------  ---------------
Net increase in equity                                                    109,938           15,999           34,079
Equity, beginning of year                                                  94,188           78,189           44,110
                                                                   ---------------  ---------------  ---------------
Equity, end of year                                                     $ 204,126        $  94,188        $  78,189
                                                                   ===============  ===============  ================




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                         FOR THE YEAR ENDED DECEMBER 31,

                                                              ------------------------------------------------------
                                                                   2001               2000                1999
                                                              ---------------    ----------------    ---------------
                                                                                 (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                        $    3,250             $    15         $    5,999

ADJUSTMENTS TO RECONCILE NET INCOME TO NET
     CASH USED FOR OPERATING ACTIVITIES:
Net realized investment losses (gains)                                 1,196                (116)               (27)
Amortization of goodwill                                                 102                 102                102
Deferred income taxes                                                 22,733               3,045              2,883
Increase in accrued investment income                                 (4,406)               (595)              (275)
Increase in deferred policy acquisition costs                        (81,588)            (23,845)           (23,807)
Change in other assets/liabilities                                      (540)             19,447              8,856
                                                              ---------------    ----------------    ---------------

Net cash used for operating activities                               (59,253)             (1,947)            (6,269)
                                                              ---------------    ----------------    ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales:
     Available-for-sale debt securities                               34,165               1,513              5,974
Proceeds from maturities:
     Available-for-sale debt securities                                7,400                 500              5,550
     Held-to-maturity debt securities                                    -                 1,200                -
Proceeds from repayments:
     Available-for-sale debt securities                               95,307              23,123                140
     Held-to-maturity debt securities                                  3,963               3,175                623
Purchase of available-for-sale debt securities                      (740,143)           (110,700)           (33,397)
Purchase of held-to-maturity debt securities                         (22,272)             (7,683)            (7,000)
Increase in policy loans                                                (186)               (188)              (273)
Change in short-term investments, net                                 (3,114)                -                  -
Change in other invested assets                                         (779)               (517)               -
Other, net                                                               -                   -                  (68)
                                                              ---------------    ----------------    ---------------

Net cash used for investing activities                              (625,659)            (89,577)           (28,451)
                                                              ---------------    ----------------    ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from parent                                    105,000              15,000             29,000
Increase in policyholder deposit funds, net of
     interest credited                                               670,577             131,163             24,540
                                                              ---------------    ----------------    ---------------

Net cash provided by financing activities                            775,577             146,163             53,540
                                                              ---------------    ----------------    ---------------

Net change in cash and cash equivalents                               90,665              54,639             18,820
Cash and cash equivalents, beginning of year                          80,779              26,140              7,320
                                                              ---------------    ----------------    ---------------

Cash and cash equivalents, end of year                            $  171,444          $   80,779         $   26,140
                                                              ==============     ===============     ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes (received) paid, net                                 $   (5,357)         $   (2,660)        $    3,338



        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    DESCRIPTION OF BUSINESS

      PHL Variable Insurance Company ("PHL Variable") offers variable, fixed annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC") (formerly, Phoenix Home Life Mutual Insurance Company).

      PLIC is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). On June 25, 2001 Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to PLIC.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

      VALUATION OF INVESTMENTS

      Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

      In 2001, management decided, as part of Phoenix's conversion to a public company, that held-to-maturity securities should be reclassified to available-for-sale debt securities. See Note 3 - "Investments."

      For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

      Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

      Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

      Other invested assets consist of PHL Variable's interest in the separate accounts and derivatives. Separate account assets are valued at fair value. Derivatives are valued in accordance with Financial Accounting Standards No. 133. See "recent accounting pronouncements" within Note 2.

      Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

      CASH AND CASH EQUIVALENTS

      Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

      For universal life insurance policies and investment type contracts, DAC is amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

      GOODWILL

      Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business. See SFAS No. 142 under "recent accounting pronouncements" for change in accounting policy effective January 1, 2002.

      SEPARATE ACCOUNTS

      Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions. For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

      For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      higher, lower or equal to the guaranteed interest rate. In these separate accounts, realized appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income. Unrealized investment gains and losses in these separate accounts are included as a component of equity, net of deferred income taxes.

      POLICY LIABILITIES AND ACCRUALS

      Future policy benefits are liabilities for life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 5.5% to 6.5%, less administrative and mortality charges in 2001.

      Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

      POLICYHOLDER DEPOSIT FUNDS

      Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 12.0%, less administrative charges in 2001.

      PREMIUM AND FEE REVENUE AND RELATED EXPENSES

      Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

      REINSURANCE

      PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

      Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

      INCOME TAXES

      For the tax year ended December 31, 2001, PHL Variable is included in the life/non-life consolidated federal income tax return filed by Phoenix. PHL Variable had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). In accordance with an income tax sharing agreement with Phoenix, the provision for federal income taxes is computed as if PHL Variable were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in Phoenix's consolidated federal income tax return. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      EMPLOYEE BENEFIT PLANS

      Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

      Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

      In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

      Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to PHL Variable have been allocated.

      RECENT ACCOUNTING PRONOUNCEMENTS

      Securitized Financial Instruments. Effective April 1, 2001, Phoenix adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. PHL Variable had no change in net income as a result of this accounting change.

      Derivative Financial Instruments. Effective January 1, 2001, Phoenix adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

      PHL Variable maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. PHL Variable's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. PHL Variable uses interest rate swap agreements as part of its interest rate risk-management strategy. To reduce

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      counterparty credit risks and diversify counterparty exposure, PHL Variable enters into derivative contracts only with a number of highly rated financial institutions.

      PHL Variable enters into interest rate swap agreements to reduce market risks from changes in interest rates. PHL Variable does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, PHL Variable exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

      PHL Variable also recognized an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, PHL Variable recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the year ended December 31, 2001, PHL Variable also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Statements of Income, Comprehensive Income and Equity), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

      In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

      Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective for July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. PHL Variable recognized $102 thousand in goodwill amortization during 2001.

      The provisions of the SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

      SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in the year of adoption, this step must be measured as of the beginning of the fiscal year. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      completed by the end of a company's fiscal year in the year of adoption. Intangible assets deemed to have an indefinite life will be tested for impairment using a one-step process which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. PHL Variable has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have an impairment charge in 2002.

3.    INVESTMENTS

      Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

      DEBT SECURITIES

      The amortized cost and fair value of investments in debt securities as of December 31, 2001 were as follows:


                                                                       GROSS             GROSS
                                                    AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                      COST             GAINS            LOSSES            VALUE
                                                  --------------   ---------------   --------------   --------------
                                                                           (IN THOUSANDS)

      AVAILABLE-FOR-SALE:
      U.S. government and agency bonds               $    6,379        $      458       $      -        $     6,837
      State and political subdivision bonds              37,039               513             (498)          37,054
      Corporate securities                              181,355             2,669           (1,789)         182,235
      Mortgage-backed and
        asset-backed securities                         558,375             4,316           (2,551)         560,140
                                                  --------------   ---------------   --------------   --------------

      Total                                          $  783,148        $    7,956       $   (4,838)     $   786,266
                                                  ==============   ===============   ==============   ==============


      The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                      GROSS             GROSS
                                                   AMORTIZED        UNREALIZED        UNREALIZED         FAIR
                                                      COST            GAINS             LOSSES           VALUE
                                                 ---------------  ---------------   ---------------  --------------
                                                                          (IN THOUSANDS)
      HELD-TO-MATURITY:

      State and political subdivision bonds          $    1,860        $     236        $     -         $     2,096
      Corporate securities                               11,837              621               (43)          12,415
                                                 ---------------  ---------------   ---------------  --------------

      Total                                          $   13,697        $     857        $      (43)     $    14,511
                                                  ==============   ===============   ==============   ==============

      AVAILABLE-FOR-SALE:

      U.S. government and agency bonds               $    6,468        $     366        $      (12)     $     6,822
      State and political subdivision bonds              10,339               22               (78)          10,283
      Corporate securities                               25,616              165              (880)          24,901
      Mortgage-backed and
        asset-backed securities                         100,974            1,267               (30)         102,211
                                                 ---------------  ---------------   ---------------  --------------

      Total                                          $  143,397        $   1,820        $   (1,000)     $   144,217
                                                  ==============   ===============   ==============   ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                                              AVAILABLE-FOR-SALE
                                                                         AMORTIZED              FAIR
                                                                           COST                VALUE
                                                                      ----------------     ---------------
                                                                                (IN THOUSANDS)

      Due in one year or less                                             $    14,845          $   15,048
      Due after one year through five years                                   167,536             167,922
      Due after five years through ten years                                   33,843              34,832
      Due after ten years                                                       8,549               8,324
      Mortgage-backed and asset-backed securities                             558,375             560,140
                                                                      ----------------     ---------------

      Total                                                               $   783,148          $  786,266
                                                                      ================     ===============

      NET INVESTMENT INCOME

      The components of net investment income for the year ended December 31, were as follows:

                                                                    2001              2000               1999
                                                               ----------------  ----------------   ---------------
                                                                                 (IN THOUSANDS)

      Debt securities                                               $   28,410        $    7,254        $    3,362
      Policy loans                                                          15                12                 7
      Cash, cash equivalents and short-term investments                  2,871             2,049               561
                                                               ---------------   ---------------    --------------

        Sub-total                                                       31,296             9,315             3,930
      Less:  investment expenses                                           320               118                59
                                                               ---------------   ---------------    --------------

      Total net investment income                                   $   30,976        $    9,197        $    3,871
                                                               ===============   ===============    ==============

      INVESTMENT GAINS AND LOSSES

      Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:


                                                                    2001              2000               1999
                                                               ---------------- -----------------   ---------------
                                                                                 (IN THOUSANDS)

       Debt securities                                              $     2,297      $      2,652        $   (2,399)
       DAC                                                               (1,443)           (1,139)              983
       Deferred income tax expense (benefit)                                299               529              (496)
                                                               ---------------- -----------------   ---------------
         Net unrealized investment gains (losses)
           on securities available-for-sale                         $       555      $        984        $     (920)
                                                               ================ =================   ===============

      The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $32.0 million, which resulted in an unrealized gain of $0.4 million after-tax.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Net realized (losses) gains for the year ended December 31, were as follows:

                                                                     2001              2000               1999
                                                               ---------------- -----------------   --------------
                                                                                 (IN THOUSANDS)

     Debt securities                                                $       215        $       67         $      7
     Cash, cash equivalents and short-term investments                       (3)             -                -
     Other invested assets                                               (1,408)               49               20
                                                               ---------------- -----------------   --------------
     Net realized investment (losses) gains
       on securities available-for-sale                             $    (1,196)       $      116         $     27
                                                               ================ =================   ==============

      The proceeds from sales of available-for-sale debt securities for the years ended December 31, were as follows:

                                                                     2001              2000               1999
                                                                --------------- -----------------   ---------------
                                                                                 (IN THOUSANDS)

      Proceeds from disposals                                       $   34,165         $    1,513         $  5,974
      Gross realized gains on sales                                 $      215         $       21         $      7

4.    GOODWILL

      PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.0 million was pushed down to PHL Variable from PM Holdings.

      Goodwill was as follows:


                                                                           DECEMBER 31,
                                                                ------------------------------------
                                                                     2001                2000
                                                                ----------------    ----------------
                                                                          (IN THOUSANDS)

      Goodwill                                                      $      1,020          $    1,020
      Accumulated amortization                                              (773)               (671)
                                                                ----------------    ----------------

      Total goodwill, net                                           $        247          $      349
                                                                ================    ================


5.    DERIVATIVE INSTRUMENTS

      Derivative instruments as of December 31, are summarized below:

                                                              2001
                                                        ----------------
                                                     (DOLLARS IN THOUSANDS)
      ASSET HEDGES

      Interest rate swap:

         Notional amounts                                    $  50,000
         Weighted average received rate                          5.72%
         Weighted average paid rate                              1.86%
         Fair value                                          $   (514)

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    INCOME TAXES

      A summary of income tax expense (benefit) applicable to income before income taxes for the year ended December 31, was as follows:


                                                                     2001              2000              1999
                                                                 --------------    --------------    --------------
                                                                                  (IN THOUSANDS)

      Income taxes
         Current                                                     $  (22,194)       $   (4,308)        $     347
         Deferred                                                        22,733             3,045             2,883
                                                                 --------------    --------------    --------------
      Total                                                          $      539        $   (1,263)        $   3,230
                                                                 ==============    ==============    ==============


      The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                                   2001                     2000                     1999
                                          -----------------------  ------------------------  ----------------------
                                                                   (DOLLARS IN THOUSANDS)

      Income tax expense (benefit) at
           statutory rate                    $   1,326        35%      $   (437)        35%      $  3,230       35%
      Dividend received deduction and
           tax-exempt interest                    (812)     (21)%          (853)        68%            (1)       -%
      Other, net                                    25         1%            27        (2)%             1        -%
                                          ------------  ---------  ------------   ---------  ------------  --------
      Income tax expense (benefit)           $     539        15%      $ (1,263)       101%      $  3,230       35%
                                          ============  =========  ============   =========  ============  ========


      The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:


                                                                   2001                2000
                                                              ---------------     ---------------
                                                                        (IN THOUSANDS)

      DAC                                                          $   47,150          $   25,084
      Surrender charges                                               (20,034)            (14,715)
      Unearned premium/deferred revenue                                  (806)               (296)
      Investments                                                      (1,229)                 93
      Future policyholder benefits                                        684               2,033
      Net operating loss carryforward                                     -                (8,373)
      Other                                                               607                (187)
                                                              ---------------     ---------------
                                                                       26,372               3,639
      Net unrealized investment gains                                   1,054                 145
                                                              ---------------     ---------------

      Deferred income tax liability, net                          $    27,426          $    3,784
                                                              ===============     ===============

      Gross deferred income tax assets totaled $22.1 million and $23.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $49.5 million and $27.4 million at December 31, 2001 and 2000, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2001 and 2000, will be realized.

      PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax examinations.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.    COMPREHENSIVE INCOME

      The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:


                                                                      2001              2000              1999
                                                                 ---------------   ---------------   ---------------
                                                                                   (IN THOUSANDS)

      Unrealized gains (losses) on securities
         available-for-sale:
      Before-tax amount                                               $    3,316        $    1,540        $   (1,409)
      Income tax expense (benefit)                                         1,161               538              (494)
                                                                 ---------------   ---------------   ---------------
      Total                                                                2,155             1,002              (915)
                                                                 ---------------   ---------------   ---------------

      Reclassification adjustment for net gains
         realized in net income:
      Before-tax amount                                                     (757)              (27)               (7)
      Income tax benefit                                                    (265)               (9)               (2)
                                                                 ---------------   ---------------   ---------------
      Total                                                                 (492)              (18)               (5)
                                                                 ---------------   ---------------   ---------------

      Net unrealized gains (losses) on securities
         available-for-sale:
      Before-tax amount                                                    2,559             1,513            (1,416)
      Income tax expense (benefit)                                           896               529              (496)
                                                                 ---------------   ---------------   ---------------
      Total                                                           $    1,663        $      984        $     (920)
                                                                 ===============   ===============   ===============

      Unrealized gains on security transfer
         from held-to-maturity to available-for-sale:
      Before-tax amount                                               $      552        $      -          $      -
      Income tax expense                                                     193               -                 -
                                                                 ---------------   ---------------   ---------------
      Total                                                           $      359        $      -          $      -
                                                                 ===============   ===============   ===============

      Unrealized losses on derivatives:
      Before-tax amount                                               $    (514)       $      -           $      -
      Income tax benefit                                                   (180)              -                  -
                                                                 ---------------   ---------------   ---------------
      Total                                                           $    (334)       $     -            $    -
                                                                 ===============   ===============   ===============

      The following table summarizes accumulated other comprehensive income
      (loss) balances:

                                                                             DECEMBER 31,

                                                                  ------------------------------------
                                                                       2001                 2000
                                                                  ----------------     ---------------
                                                                            (IN THOUSANDS)

      Accumulated other comprehensive income (loss)
         on securities available-for-sale:
      Balance, beginning of year                                         $     271          $     (713)
      Change during period                                                   1,688                 984
                                                                  ----------------     ---------------
      Balance, end of year                                               $   1,959            $    271
                                                                  ================     ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.    REINSURANCE

      PHL Variable cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, PHL Variable remains liable. PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,555 thousand, $1,185 thousand and $1,114 thousand, less claims of $1,971 thousand, $188 thousand and $22 thousand for the year ended December 31, 2001, 2000 and 1999, respectively.

      In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.2 billion of net insurance in force, including $10.2 billion of direct in force less $9.0 billion of reinsurance ceded as of December 31, 2001. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. Reinsurance recoverables as of December 31, 2001 and 2000 were $1.8 million and $1.3 million, respectively. Approximately $4.3 million and $5.6 million of claims were recovered in 2001 and 2000.

      For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2001 and 2000. There were no claims recovered as of December 31, 2001 and 2000.

9.    RELATED PARTY TRANSACTIONS

      Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $47.0 million, $34.3 million and $22.0 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $4.9 million and $15.8 million as of December 31, 2001 and 2000, respectively.

      Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.3 million, $2.1 million and $2.2 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to the affiliated investment advisors were $39 thousand and $19 thousand, as of December 31, 2001 and 2000, respectively.

      Phoenix Equity Planning Corporation ("PEPCO"), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. PHL Variable incurred commissions for contracts underwritten by PEPCO of $32.4 million, $20.0 million and $9.8 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to PEPCO were $1.2 million and $2.4 million, as of December 31, 2001 and 2000, respectively.

      Phoenix pays commissions to producers who sell non-registered life and annuity products offered by Phoenix Life and Annuity. Commissions paid by Phoenix on behalf of Phoenix Life and Annuity were $9.2 million, $8.5 million and $6.0 million for the years ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $1.3 million and $0.3 million as of December 31, 2001 and 2000, respectively.

      WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $0.7 million, $2.6 million and $2.6 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to PHL Associates were $162 thousand and $41 thousand, as of December 31, 2001 and 2000, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.   DEFERRED POLICY ACQUISITION COSTS

      The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                                     2001                2000
                                                                                ---------------     ---------------
                                                                                          (IN THOUSANDS)

      Balance at beginning of year                                                  $    84,842          $   62,136
      Acquisition cost deferred                                                          90,065              39,610
      Amortized to expense during the year                                               (8,477)            (15,765)
      Adjustment to net unrealized investment
            losses included in other comprehensive income                                (1,443)             (1,139)
                                                                                ---------------     ---------------

      Balance at end of year                                                        $   164,987          $   84,842
                                                                                ===============     ===============

11.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

      Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

      CASH AND CASH EQUIVALENTS

      The carrying value of cash and cash equivalents approximates fair value.

      SHORT-TERM INVESTMENTS

      The carrying value of short-term investments approximates fair value.

      DEBT SECURITIES

      Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

      DERIVATIVE INSTRUMENTS

      PHL Variable's derivative instruments include interest rate swaps. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

      POLICY LOANS

      Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      variable policy loan rate. Variable policy loans have an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

      INVESTMENT CONTRACTS

      The fair value of deferred accumulation annuities without life contingencies with a guarantee of one year or less than one year is valued at the amount of the policy reserve. In determining the fair value of the contracts with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the guarantee period.

      FAIR VALUE SUMMARY

      The estimated fair values of the financial instruments as of December 31 were as follows:


                                                            2001                                2000
                                              ----------------------------------  ----------------------------------
                                                 CARRYING            FAIR            CARRYING             FAIR
                                                  VALUE              VALUE             VALUE             VALUE
                                              ---------------   ----------------  ----------------   ---------------
                                                                         (IN THOUSANDS)

      FINANCIAL ASSETS:

      Cash and cash equivalents                   $   171,444        $   171,444       $    80,779       $    80,779
      Short-term investments                            3,114              3,114               -                 -
      Debt securities                                 786,266            786,266           157,914           158,728
      Derivative instruments                             (514)              (514)              -                 -
      Policy loans                                        896                896               710               710
                                              ---------------   ----------------  ----------------   ---------------
      Total financial assets                      $   961,206        $   961,206       $   239,403       $   240,217
                                              ===============   ================  ================   ===============
      FINANCIAL LIABILITIES:

      Investment contracts                        $   865,970        $   866,465       $   195,393       $   195,393
                                              ---------------   ----------------  ----------------   ---------------
      Total financial liabilities                 $   865,970        $   866,465       $   195,393       $   195,393
                                              ===============   ================  ================   ===============

12.   STATUTORY FINANCIAL INFORMATION

      The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2001, 2000 and 1999. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                 2001                2000                1999
                                                            ---------------     ---------------     ---------------
                                                                                (IN THOUSANDS)

      Statutory net income                                       $  (45,648)         $  (40,129)         $   (1,655)
      DAC, net                                                       81,589              23,845              24,466
      Future policy benefits                                        (20,013)             19,615             (13,826)
      Deferred income taxes                                         (22,136)             (3,641)             (2,883)
      Net investment income                                           7,085                -                   -
      Realized gains                                                  2,149                -                   -
      Other, net                                                        224                 325                (103)
                                                            ---------------     ---------------     ---------------

      Net income, as reported                                    $    3,250          $       15          $    5,999
                                                            ===============     ===============     ===============


      The following reconciles the statutory surplus and asset valuation reserve ("AVR") of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                2001                 2000
                                           ----------------     ---------------
                                                     (IN THOUSANDS)

      Statutory surplus and AVR                 $   102,016          $   41,847
      DAC, net                                      166,836              85,247
      Future policy benefits                        (42,885)            (29,336)
      Investment valuation allowances                 1,597                 459
      Deferred income taxes                         (28,756)             (4,379)
      Other, net                                      5,318                 350
                                           ----------------     ---------------

      Equity, as reported                       $   204,126          $   94,188
                                           ================     ===============

      The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2001 without prior approval is subject to restrictions relating to statutory surplus.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

      The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased PHL Variable's statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

13.   COMMITMENTS AND CONTINGENCIES

      In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                     PART C

                                OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Pursuant to Section 26 (f) (2) (A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Registration Statement (No. 33-87376) on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies


                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000.*


                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) dated July 20, 1995.

               (4) Form of Variable Annuity Contract is incorporated by reference to Registrant's Pre-Effective Amendment
                     No. 1, filed via Edgar on February 14, 2001.

               (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's
                         Registration Statement (File No. 33-87376) on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Registration Statement (File No. 33-87376) on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9)  Written Opinion and Consent of Richard J. Wirth, Esq.*

               (10) (a)  Written Consent of Brian A. Giantonio, Esq.*

                    (b)  Written Consent of PricewaterhouseCoopers LLP*


               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is
                        incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's N-4 Registration Statement (File No. 333-95611) filed via Edgar on
                        January 29, 2000.


------------------

 *Filed herewith.


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

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR



NAME                                  POSITION
----                                  --------
Robert W. Fiondella*                  Director
Michael J. Gilotti***                 Director and Senior Vice President
Louis J. Lombardi*                    Senior Vice President
Robert E. Primmer***                  Director and Senior Vice President
Simon Y. Tan*                         Director and President
Christopher M. Wilkos**               Senior Vice President
Dona D. Young*                        Director

  * The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT
*** The business address of this individual is 38 Prospect Street, Hartford, CT


ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


    As of April 1, 2002, there have been 2 contracts sold.


ITEM 28.  INDEMNIFICATION


    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          Name                               Position
          ----                               --------
          Robert W. Fiondella*               Director
          Michael J. Gilotti***              Director and Senior Vice President
          Louis J. Lombardi*                 Senior Vice President
          Robert E. Primmer***               Director and Senior Vice President
          Simon Y. Tan*                      Director and President
          Christopher M. Wilkos**            Senior Vice President
          Dona D. Young*                     Director

   * The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT
 *** The business address of this individual is 38 Prospect Street, Hartford, CT

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of April, 2002.


                               PHL VARIABLE INSURANCE COMPANY

                               By:  *Simon Y. Tan
                                    -------------
                                    Simon Y. Tan
                                    President

                               PHL VARIABLE ACCUMULATION ACCOUNT

                               By:  *Simon Y. Tan
                                    -------------
                                    Simon Y. Tan
                                    President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of April, 2002.


       SIGNATURE                               TITLE
       ---------                               -----



                                                Director
----------------------------------------------
*Robert W. Fiondella

                                                Director
----------------------------------------------
Michael J. Gilotti


                                                Director, Senior Vice President
----------------------------------------------
Robert E. Primmer


/s/ Simon Y. Tan                                Director, President
----------------------------------------------

Simon Y. Tan


                                                Director
----------------------------------------------
*Dona D. Young


By:/s/ Simon Y. Tan
   -------------------------------------------
*Simon Y. Tan, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously.






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